UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

    CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-02790
                                   ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    -------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER             TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                    FRANKLIN CALIFORNIA             FASTER VIA EMAIL?
                   TAX-FREE INCOME FUND
                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

--------------------------------------------------------------------------------

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................   1

SPECIAL FEATURE:
Understanding Interest Rates ..............................................   4

SEMIANNUAL REPORT

Franklin California Tax-Free
Income Fund ...............................................................   7

Performance Summary .......................................................  13

Your Fund's Expenses ......................................................  16

Financial Highlights and
Statement of Investments ..................................................  18

Financial Statements ......................................................  49

Notes to Financial Statements .............................................  53

Meeting of Shareholders ...................................................  60

Shareholder Information ...................................................  64

--------------------------------------------------------------------------------
Semiannual Report

Franklin California
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin California Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
CREDIT QUALITY BREAKDOWN*
Based on Total Long-Term Investments as of 9/30/07**

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA ....................................................................   55.2%
AA .....................................................................    4.5%
A ......................................................................   13.7%
BBB ....................................................................   16.0%
Below Investment Grade .................................................    6.5%
Not Rated by S&P .......................................................    4.1%

* Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

** Does not include short-term investments and other net assets.

RATINGS                                              MOODY'S   FITCH   INTERNAL
AAA or Aaa                                               1.0%    0.1%       0.2%
AA or Aa                                                  --      --         --
A                                                        0.6%     --        0.3%
BBB or Baa                                               0.4%    0.6%       0.8%
Below Investment Grade                                    --      --        0.1%
--------------------------------------------------------------------------------
Total                                                    2.0%    0.7%       1.4%
--------------------------------------------------------------------------------

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


                                                           Semiannual Report | 7

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin California Tax-Free Income Fund covers the period ended September 30, 2007.

PERFORMANCE OVERVIEW

The Fund's Class A share price, as measured by net asset value, decreased from $7.35 on March 31, 2007, to $7.24 on September 30, 2007. The Fund's Class A shares paid dividends totaling 16.22 cents per share for the reporting period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.27% based on an annualization of the current 2.69 cent per share dividend and the maximum offering price of $7.56 on September 30, 2007. An investor in the 2007 maximum combined effective federal and California personal income tax bracket of 41.05% would need to earn a distribution rate of 7.24% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B, C and Advisor shares' performance, please see the Performance Summary.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In addition, the Fund had prerefunded bonds that reached their maturity or call dates. In general, we were limited to reinvesting these proceeds as well as those from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

STATE UPDATE

Strong economic growth and tax revenue trends recently have supported California's sizable and broad-based economy. Southern California, where defense-related industries have gained from a national defense buildup, led the state's economic advance. Meanwhile, the Silicon Valley region, which softened considerably during the 2001 recession, has rebounded in recent years. During the period almost all sectors of the state economy, including foreign trade, entertainment, high-tech and biotechnology, experienced better employment growth than the nation. As of September 2007, the state unemployment rate was 5.6%, which was above the 4.7% national rate. 3 Per capita income was stable at 107% of the national average, while median household income

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.


8 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

--------------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                            ----------------------------------------------------
MONTH                         CLASS A      CLASS B      CLASS C    ADVISOR CLASS
--------------------------------------------------------------------------------
April                       2.73 cents   2.39 cents   2.39 cents    2.79 cents
--------------------------------------------------------------------------------
May                         2.73 cents   2.39 cents   2.39 cents    2.79 cents
--------------------------------------------------------------------------------
June                        2.69 cents   2.36 cents   2.36 cents    2.75 cents
--------------------------------------------------------------------------------
July                        2.69 cents   2.36 cents   2.36 cents    2.75 cents
--------------------------------------------------------------------------------
August                      2.69 cents   2.36 cents   2.36 cents    2.75 cents
--------------------------------------------------------------------------------
September                   2.69 cents   2.35 cents   2.35 cents    2.74 cents
--------------------------------------------------------------------------------

stood at 116% of overall U.S. levels. 4 At period-end, a top concern for the state economy was the national housing slump, which has eroded record-high real estate values and dampened new home construction. This holds the potential to drastically reduce state receipts from housing-related industries and investment income.

Surging revenues allowed the state to end fiscal year 2007 with an estimated reserve of $4 billion, its first positive balance in several years. 5 On August 24, 2007, California legislators ended deliberations in the fiscal year 2008 (begun July 3, 2007) budget impasse, marking the third-longest delay in state history. The budget, though based on an improved financial outlook, relies on some optimistic revenue assumptions. Many of the solutions enacted in the current budget are of a one-time nature, however, and the plan projects operating shortfalls that could swell to more than $5 billion in the coming fiscal years. 5 While many analysts expect positive economic and tax revenue trends to continue, California's future financial outlook remains challenged by narrow reserves, persistent structural budget imbalance, significant exposure to potential revenue volatility, and constitutional and political constraints on the state's fiscal flexibility and response capacity in the event of unanticipated budgetary stress.

California's tax-supported debt has doubled over the past four years, to almost $60 billion. 6 However, in light of high personal income levels and the fact that state debt has not increased much since 2004, the rising debt burden is not currently a credit concern. Going forward, though, debt levels are apt to climb as a result of planned prison lease debt, state employment benefit obligations, and bond measures passed in the November 2006 elections. 4

4. Source: Standard & Poor's, "Research: California; General Obligation," RATINGSDIRECT, 6/11/07.

5. Source: California Legislative Analyst's Office (www.lao.ca.gov), 8/31/07.

6. Source: Moody's Investors Service, "High Profile New Issue, California (State of)," 3/27/07.


                                                           Semiannual Report | 9

With better-than-expected financial performance over the 2007 fiscal year and the expectation that these trends will continue into 2008, independent credit rating agency Standard & Poor's revised California's long-term credit outlook from stable to positive in June 2007. 7 Furthermore, the state's A+ credit rating, though lower than most states, takes into account the large but manageable increase in long-term state debt in recent years. 7

MUNICIPAL BOND MARKET OVERVIEW

The six-month period ended September 30, 2007, proved challenging for the municipal bond market as yields increased for longer-terms bonds. (Bond yields and prices generally move in opposite directions.) A rather measured pullback in the municipal bond market was exacerbated toward the latter part of the reporting period as all markets felt the impact of subprime loan defaults, even those with no direct subprime securities exposure, such as the municipal bond market. Many major financial institutions tightened credit and reassessed risk from their direct and indirect exposure to subprime loans. A lack of liquidity across most markets in late August contributed to an increase in overall volatility and declining values in many asset classes. The Federal Open Market Committee (FOMC) took action by lowering the discount rate, which is the interest rate the Federal Reserve charges member banks, 50 basis points (100 basis points equal one percentage point) at a special meeting on August 17. This set the stage for further easing at its September 18 meeting, when the FOMC lowered the federal funds target rate 50 basis points to 4.75% and the discount rate to 5.25%.

Signs that problems associated with subprime mortgages had spread into higher quality assets drove global investors to the relative safety of U.S. Treasuries or shorter-term bonds over the reporting period. Furthermore, investors began to require additional compensation for taking on risk, and spreads for credit-driven securities widened. The municipal bond market's brief period of heightened volatility subsided as demand for municipal bonds quickly returned by the end of the reporting period. For the six months ended September 30, 2007, the Lehman Brothers Municipal Bond Index had a +1.15% total return, and the Lehman Brothers U.S. Treasury Index

7. This does not indicate Standard & Poor's rating of the Fund.


10 | Semiannual Report
returned +3.36%. 8 High yield municipal bonds, as measured by the Lehman Brothers Municipal Bond Index: Non-Investment Grade, had a -0.88% return for the same period. 9

In this environment, many investors opted for shorter-term bonds and demanded greater yield for investing in longer-term bonds, which resulted in steeper Treasury and municipal bond curves (spread between short-term and longer-term yields). On September 30, 2007, two-year, 10-year and 30-year Treasury yields were 3.97%, 4.59% and 4.84%, respectively. The yield on the two-year fell 61 basis points, while the 10-year declined 6 and the 30-year was unchanged over the period. According to Municipal Market Data, at period-end, two-year, 10-year and 30-year municipal bonds yielded 3.41%, 3.81% and 4.44%, respectively. 10 Yield for the two-year fell 13 basis points, while 10-year and 30-year yields rose 4 and 32 basis points during the reporting period. 10

INVESTMENT STRATEGY

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, our portfolio becomes well diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally stay fully invested to maximize income distribution.

PORTFOLIO BREAKDOWN
9/30/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                         LONG-TERM INVESTMENTS*
--------------------------------------------------------------------------------
Prerefunded                                                                27.6%
--------------------------------------------------------------------------------
Transportation                                                             17.8%
--------------------------------------------------------------------------------
Hospital & Health Care                                                     14.1%
--------------------------------------------------------------------------------
General Obligation                                                         13.0%
--------------------------------------------------------------------------------
Utilities                                                                  12.4%
--------------------------------------------------------------------------------
Subject to Government Appropriations                                        5.5%
--------------------------------------------------------------------------------
Tax-Supported                                                               3.7%
--------------------------------------------------------------------------------
Higher Education                                                            2.9%
--------------------------------------------------------------------------------
Other Revenue                                                               1.8%
--------------------------------------------------------------------------------
Housing                                                                     1.2%
--------------------------------------------------------------------------------

* Does not include short-term investments and other net assets.

8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa3/BBB-. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded. The Lehman Brothers U.S. Treasury Index includes public obligations of the U.S. Treasury with a remaining maturity of one year or more. All issues must have at least one year to final maturity regardless of call features, have at least $250 million par amount outstanding and be rated investment grade (Baa3 or better). They must also be dollar denominated, nonconvertible and publicly issued.

9. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index:
Non-Investment Grade includes bonds with a maximum credit rating of Ba1. All bonds included must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index.

10. Source: Thomson Financial.


                                                          Semiannual Report | 11

MANAGER'S DISCUSSION

The mixture of our value-oriented philosophy of investing primarily for income and a relatively steep municipal yield curve compared to Treasuries favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

Thank you for your participation in Franklin California Tax-Free Income Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


12 | Semiannual Report

Performance Summary as of 9/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FKTFX)                          CHANGE    9/30/07    3/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.11    $  7.24    $  7.35
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/07-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1622
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FCABX)                          CHANGE    9/30/07    3/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.11    $  7.23    $  7.34
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/07-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1421
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRCTX)                          CHANGE    9/30/07    3/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.11    $  7.23    $  7.34
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/07-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1421
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FCAVX)                    CHANGE    9/30/07    3/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.11    $  7.23    $  7.34
--------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/07-9/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.1657
--------------------------------------------------------------------------------


                                                          Semiannual Report | 13

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN INCLUDES MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------------------------------
CLASS A                                         6-MONTH         1-YEAR     5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                        +0.73%         +2.94%    +23.72%          +64.88%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                    -3.60%         -1.48%     +3.44%           +4.68%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   4.27%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                7.24%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           3.84%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            6.51%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                     0.58%
--------------------------------------------------------------------------------------------------------
CLASS B                                         6-MONTH         1-YEAR     5-YEAR    INCEPTION (1/1/99)
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                        +0.45%         +2.37%    +20.30%          +44.38%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                    -3.49%         -1.57%     +3.43%           +4.29%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   3.90%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                6.62%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           3.46%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            5.87%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                     1.14%
--------------------------------------------------------------------------------------------------------
CLASS C                                         6-MONTH         1-YEAR     5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                        +0.45%         +2.37%    +20.33%          +55.93%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                    -0.53%         +1.38%     +3.77%           +4.54%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   3.90%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                6.62%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           3.45%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            5.85%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                     1.14%
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                 6-MONTH         1-YEAR     5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                        +0.78%         +3.03%    +24.29%          +65.54%
--------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                    +0.78%         +3.03%     +4.44%           +5.17%
--------------------------------------------------------------------------------------------------------
   Distribution Rate 3                                   4.55%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Distribution Rate 4                7.72%
--------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 5                           4.11%
--------------------------------------------------------------------------------------------------------
   Taxable Equivalent Yield 4                            6.97%
--------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6                     0.49%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


14 | Semiannual Report

ENDNOTES

BECAUSE MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. Distribution rate is based on an annualization of the respective class's September dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 9/30/07.

4. Taxable equivalent distribution rate and yield assume the published rates as of 6/27/07 for the maximum combined effective federal and California personal income tax rate of 41.05%, based on the federal income tax rate of 35.00%.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 9/30/07.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.76% and +4.84%.


                                                          Semiannual Report | 15

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                    BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                                VALUE 4/1/07          VALUE 9/30/07         PERIOD* 4/1/07-9/30/07
---------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000               $1,007.30                   $2.91
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000               $1,022.10                   $2.93
---------------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000               $1,004.50                   $5.71
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000               $1,019.30                   $5.76
---------------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000               $1,004.50                   $5.71
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000               $1,019.30                   $5.76
---------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------
Actual                                                    $1,000               $1,007.80                   $2.46
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                  $1,000               $1,022.55                   $2.48
---------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.58%; B: 1.14%; C: 1.14%; and Advisor: 0.49%) multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


                                                          Semiannual Report | 17

Franklin California Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                       ---------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       SEPTEMBER 30, 2007                            YEAR ENDED MARCH 31,
CLASS A                                    (UNAUDITED)             2007           2006           2005          2004           2003
                                       ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of
   period ..........................   $       7.35        $       7.26   $       7.27   $       7.32   $      7.24   $       7.07
                                       ---------------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b .........           0.16                0.33           0.33           0.34          0.35           0.35
   Net realized and unrealized
      gains (losses) ...............          (0.11)               0.10             -- e        (0.04)         0.07           0.21
                                       ---------------------------------------------------------------------------------------------
Total from investment operations ...           0.05                0.43           0.33           0.30          0.42           0.56
                                       ---------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........          (0.16)              (0.33)         (0.33)         (0.34)        (0.34)         (0.36)
   Net realized gains ..............             --               (0.01)         (0.01)         (0.01)           --          (0.03)
                                       ---------------------------------------------------------------------------------------------
Total distributions ................          (0.16)              (0.34)         (0.34)         (0.35)        (0.34)         (0.39)
                                       ---------------------------------------------------------------------------------------------
Redemption fees ....................             -- e                -- e           -- e           -- e          --             --
                                       ---------------------------------------------------------------------------------------------
Net asset value, end of period .....   $       7.24        $       7.35   $       7.26   $       7.27   $      7.32   $       7.24
                                       =============================================================================================

Total return c .....................           0.73%               6.01%          4.64%          4.16%         6.04%          8.05%

RATIO TO AVERAGE NET ASSETS d
Expenses ...........................           0.58%               0.58%          0.58%          0.57%         0.58%          0.57%
Net investment income ..............           4.49%               4.52%          4.55%          4.76%         4.80%          4.90%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..   $ 12,986,325        $ 12,949,083   $ 12,418,764   $ 12,270,603   $12,784,815   $ 13,376,339
Portfolio turnover rate ............           9.78%               8.02%          8.82%          8.46%        11.57%         11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


18 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin California Tax-Free Income Fund

                                       ---------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       SEPTEMBER 30, 2007                            YEAR ENDED MARCH 31,
CLASS B                                   (UNAUDITED)              2007           2006           2005           2004          2003
                                       ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of
   period ..........................      $    7.34        $       7.26   $       7.26   $       7.31   $      7.23   $       7.07
                                       ---------------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b .........           0.14                0.29           0.29           0.30          0.30           0.31
   Net realized and unrealized
      gains (losses) ...............          (0.11)               0.09           0.01          (0.04)         0.08           0.20
                                       ---------------------------------------------------------------------------------------------
Total from investment operations ...           0.03                0.38           0.30           0.26          0.38           0.51
                                       ---------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........          (0.14)              (0.29)         (0.29)         (0.30)        (0.30)         (0.32)
   Net realized gains ..............             --               (0.01)         (0.01)         (0.01)           --          (0.03)
                                       ---------------------------------------------------------------------------------------------
Total distributions ................          (0.14)              (0.30)         (0.30)         (0.31)        (0.30)         (0.35)
                                       ---------------------------------------------------------------------------------------------
Redemption fees ....................             -- e                -- e           -- e           -- e          --             --
                                       ---------------------------------------------------------------------------------------------
Net asset value, end of period .....      $    7.23        $       7.34   $       7.26   $       7.26   $      7.31   $       7.23
                                       =============================================================================================

Total return c .....................           0.45%               5.28%          4.20%          3.57%         5.44%          7.46%

RATIO TO AVERAGE NET ASSETS d
Expenses ...........................           1.14%               1.14%          1.14%          1.14%         1.15%          1.14%
Net investment income ..............           3.93%               3.96%          3.99%          4.19%         4.23%          4.33%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $ 240,650        $    289,147   $    331,385   $    358,856   $   394,728   $    402,085
Portfolio turnover rate ............           9.78%               8.02%          8.82%          8.46%        11.57%         11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin California Tax-Free Income Fund

                                       ---------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       SEPTEMBER 30, 2007                            YEAR ENDED MARCH 31,
CLASS C                                   (UNAUDITED)              2007           2006           2005          2004           2003
                                       ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of
   period ..........................       $    7.34       $       7.25   $       7.26   $       7.31   $      7.23   $       7.06
                                       ---------------------------------------------------------------------------------------------
Income from investment
   operations a:
   Net investment income b .........            0.14               0.29           0.29           0.30          0.30           0.31
   Net realized and unrealized
      gains (losses) ...............           (0.11)              0.10             -- e        (0.04)         0.08           0.21
                                       ---------------------------------------------------------------------------------------------
Total from investment operations                0.03               0.39           0.29           0.26          0.38           0.52
                                       ---------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income ...........           (0.14)             (0.29)         (0.29)         (0.30)        (0.30)         (0.32)
   Net realized gains ..............              --              (0.01)         (0.01)         (0.01)           --          (0.03)
                                       ---------------------------------------------------------------------------------------------
Total distributions ................           (0.14)             (0.30)         (0.30)         (0.31)        (0.30)         (0.35)
                                       ---------------------------------------------------------------------------------------------
Redemption fees ....................              -- e               -- e           -- e           -- e          --             --
                                       ---------------------------------------------------------------------------------------------
Net asset value, end of period .....       $    7.23       $       7.34   $       7.25   $       7.26   $      7.31   $       7.23
                                       =============================================================================================

Total return c .....................            0.45%              5.43%          4.06%          3.57%         5.46%          7.46%

RATIO TO AVERAGE NET ASSETS d
Expenses ...........................            1.14%              1.14%          1.14%          1.14%         1.15%          1.13%
Net investment income ..............            3.93%              3.96%          3.99%          4.19%         4.23%          4.34%

SUPPLEMENTAL DATA
Net assets, end of period (000's)          $ 686,366       $    631,184   $    546,815   $    494,254   $   523,545   $    538,460
Portfolio turnover rate ............            9.78%              8.02%          8.82%          8.46%        11.57%         11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin California Tax-Free Income Fund

                                       ---------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       SEPTEMBER 30, 2007                            YEAR ENDED MARCH 31,
ADVISOR CLASS                             (UNAUDITED)              2007           2006           2005           2004          2003
                                       ---------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)

Net asset value, beginning of
   period ..........................        $   7.34       $       7.25   $       7.26   $       7.31   $       7.23  $       7.07
                                       ---------------------------------------------------------------------------------------------
Income from investment operations a:

   Net investment income b .........            0.17               0.34           0.34           0.35           0.35          0.36

   Net realized and unrealized
      gains (losses) ...............           (0.11)              0.10             -- e        (0.05)          0.08          0.19
                                       ---------------------------------------------------------------------------------------------
Total from investment operations ...            0.06               0.44           0.34           0.30           0.43          0.55
                                       ---------------------------------------------------------------------------------------------
Less distributions from:

   Net investment income ...........           (0.17)             (0.34)         (0.34)         (0.34)         (0.35)        (0.36)

   Net realized gains ..............              --              (0.01)         (0.01)         (0.01)            --         (0.03)
                                       ---------------------------------------------------------------------------------------------
Total distributions ................           (0.17)             (0.35)         (0.35)         (0.35)         (0.35)        (0.39)
                                       ---------------------------------------------------------------------------------------------
Redemption fees ....................              -- e               -- e           -- e           -- e           --            --
                                       ---------------------------------------------------------------------------------------------
Net asset value, end of period .....        $   7.23       $       7.34   $       7.25   $       7.26   $       7.31  $       7.23
                                       =============================================================================================

Total return c .....................            0.78%              6.11%          4.73%          4.26%          6.13%         8.00%

RATIO TO AVERAGE NET ASSETS d

Expenses ...........................            0.49%              0.49%          0.49%          0.49%          0.50%         0.49%

Net investment income ..............            4.58%              4.61%          4.64%          4.84%          4.88%         4.98%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..        $165,783       $    122,456   $     65,655   $     42,389   $     14,096  $     10,217

Portfolio turnover rate ............            9.78%              8.02%          8.82%          8.46%         11.57%        11.92%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  CALIFORNIA 90.7%
  ABAG Finance Authority for Nonprofit Corps. COP,
     Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 ...........   $     760,000   $       761,216
     California Mortgage Insured, 6.125%, 3/01/21 ...............................................       4,065,000         4,107,113
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ......................................       6,000,000         6,078,360
     Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ......................................      20,625,000        20,720,287
     Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ......................       5,000,000         5,106,800
     Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ................       5,000,000         5,093,950
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..............................       5,525,000         5,589,864
     Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .....................       5,000,000         5,069,650
  ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
    5.45%, 4/01/39 ..............................................................................       5,500,000         5,502,365
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
     Series A, 6.125%, 8/15/20 ..................................................................      23,525,000        24,600,092
     Series C, 5.375%, 3/01/21 ..................................................................       5,000,000         5,112,550
  ABAG Revenue Tax Allocation, RDA Pool,
     Series A4, FSA Insured, 5.875%, 12/15/25 ...................................................         570,000           572,668
     Series A6, FSA Insured, 5.375%, 12/15/25 ...................................................       3,670,000         3,754,116
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
    FSA Insured, 5.30%, 10/01/21 ................................................................       5,450,000         5,635,627
  Alameda Corridor Transportation Authority Revenue,
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ...........................      81,685,000        67,163,858
     AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ...........................      70,015,000        57,408,799
     AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ...........................      43,770,000        35,910,221
     AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ...........................      32,960,000        27,049,283
     Refunding, AMBAC Insured, zero cpn., 10/01/29 ..............................................      20,000,000         7,015,800
     Refunding, AMBAC Insured, zero cpn., 10/01/30 ..............................................      22,000,000         7,312,360
     senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 .......................................      24,490,000        25,048,617
  Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
     5.00%, 6/01/23 .............................................................................      19,195,000        19,584,658
     5.30%, 6/01/26 .............................................................................       7,000,000         7,020,370
     5.00%, 6/01/28 .............................................................................       8,925,000         9,106,177
  Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ..................................       6,100,000         6,307,034
  Anaheim PFA Lease Revenue,
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/24 ..................................................................................      26,855,000        12,140,608
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/26 ..................................................................................      29,430,000        11,978,893
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/27 ..................................................................................      22,860,000         8,821,217
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/28 ..................................................................................       8,425,000         3,080,349
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/29 ..................................................................................       4,320,000         1,495,627
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/32 ..................................................................................      13,665,000         4,032,268
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/33 ..................................................................................      37,070,000        10,389,238


22 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Anaheim PFA Lease Revenue, (continued)
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       9/01/34 ..................................................................................   $  24,970,000   $     6,645,266
     Capital Appreciation, Public Improvements Project, Series C, FSA Insured, zero cpn.,
       3/01/37 ..................................................................................      16,080,000         3,762,559
     Senior, Public Improvements Project, Refunding, Series A-1, FGIC Insured, 5.00%,
       9/01/34 ..................................................................................      10,000,000        10,323,100
  Anaheim PFAR,
     Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ............................       4,325,000         4,471,877
     Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 ............................       5,500,000         5,666,760
     Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 .....................      20,030,000        19,295,700
  Anaheim UHSD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ............................       8,570,000         3,567,091
     Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 ........................................       3,900,000         4,161,183
  Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
     5.50%, 9/02/08 .............................................................................       1,140,000         1,155,436
     5.60%, 9/02/09 .............................................................................       1,205,000         1,236,740
  Arcadia Hospital Revenue, Methodist Hospital of Southern California,
     6.50%, 11/15/12 ............................................................................       1,670,000         1,673,574
     6.625%, 11/15/22 ...........................................................................       3,750,000         3,758,400
  Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 .........................       4,770,000         4,779,254
  Baldwin Park USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/36 ...........................       6,875,000         7,145,188
  Bay Area Toll Authority Toll Bridge Revenue,
     San Francisco Bay Area, Refunding, Series F, 5.00%, 4/01/31 ................................      51,255,000        53,193,977
     Series F, 5.00%, 4/01/27 ...................................................................      18,065,000        18,913,152
  Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 .............................       8,590,000         8,898,896
  Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ......................       5,100,000         5,296,758
  Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
    FSA Insured, 5.80%, 9/02/17 .................................................................       5,085,000         5,181,412
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
     AMBAC Insured, 5.00%,
       9/02/30 ..................................................................................       5,685,000         5,918,085
       9/02/34 ..................................................................................       5,000,000         5,163,100
  Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 .........................................       5,145,000         5,345,604
  Calexico USD, GO, MBIA Insured, Pre-Refunded, 5.25%, 8/01/33 ..................................       4,285,000         4,720,313
  California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
    Project, ETM, 7.70%, 10/01/09 ...............................................................       1,050,000         1,090,100
  California County Tobacco Securitization Agency Revenue, Asset-Backed,
     Alameda County, 5.875%, 6/01/35 ............................................................       7,500,000         7,484,025
     Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43 ..................................      10,000,000        10,998,300
     Kern County Corp., Series A, 6.125%, 6/01/43 ...............................................      28,135,000        28,341,511
     Kern County Corp., Series B, 6.25%, 6/01/37 ................................................      19,460,000        19,779,533
     Stanislaus Fund, Series A, 5.875%, 6/01/43 .................................................       8,690,000         8,542,704
     Tobacco Settlement, Gold Country Settlement Funding Corp.,
       Pre-Refunded, 6.00%, 6/01/38 .............................................................      10,000,000        11,066,100
  California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed,
     Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ..............................      10,235,000        11,248,470
     Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ...............................      30,000,000        32,970,600


                                                          Semiannual Report | 23

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Educational Facilities Authority Revenue,
     Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ........................   $   2,545,000   $     2,572,410
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ...............       8,435,000         1,824,659
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ...............       8,435,000         1,710,871
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ...............       8,435,000         1,604,000
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ...............       8,435,000         1,503,876
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ...............       8,435,000         1,409,995
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ...............       8,435,000         1,322,018
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ...............       8,435,000         1,239,439
     Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ...............       8,435,000         1,162,090
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ..................       7,620,000         3,147,212
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ..................       7,365,000         2,886,564
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ..................       4,120,000         1,531,404
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ..................       5,685,000         1,901,519
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ..................       7,615,000         2,417,229
     Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ..................       7,615,000         2,293,105
     Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/36 .....................       7,275,000         7,516,966
     Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 .................       7,720,000         7,954,148
     Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 .................       5,000,000         5,162,000
     Pooled College and University, Series B, 6.75%, 6/01/30 ....................................      11,495,000        12,443,337
     Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 .......................       5,800,000         2,404,796
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..................................      21,250,000        21,515,625
     Stanford University, Series T-1, 5.00%, 3/15/39 ............................................      55,000,000        61,195,200
     Stanford University, Series T-3, 5.00%, 3/15/26 ............................................      25,360,000        27,706,561
     University of Southern California, Series A, 4.50%, 10/01/33 ...............................       5,000,000         4,880,150
  California Health Facilities, Financing Authority Revenue, Insured Health Facility, Valleycare,
    Series A, California Mortgage Insured, Pre-Refunded, 5.25%, 5/01/22 ........................        5,000,000         5,356,100
  California Health Facilities Financing Authority Revenue,
     Casa Colina, 6.125%, 4/01/32 ...............................................................      10,300,000        10,660,809
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ..............................      26,345,000        26,632,160
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ..............................     117,175,000       117,403,491
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ................      12,500,000        12,768,250
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ................       3,390,000         3,460,580
     Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 ...............       7,825,000         7,988,855
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 ...........................      13,655,000        13,949,811
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 ...........................      17,270,000        17,642,859
     Catholic Healthcare West, Series G, 5.25%, 7/01/23 .........................................       3,000,000         3,073,290
     Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 .......................       8,355,000         8,530,037
     Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ........................      52,500,000        53,604,600
     County Program, Series B, 7.20%, 1/01/12 ...................................................       1,840,000         1,843,091
     Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/18 .....................       5,000,000         5,111,050
     Enloe Health System, Refunding, Series A, FSA Insured, 5.00%, 11/15/28 .....................      25,390,000        25,833,817
     Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..........      11,365,000        11,836,761
     Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 ...........       1,445,000         1,448,107
     Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..................................      71,050,000        69,624,737
     Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
       8/01/25 ..................................................................................      12,905,000        13,372,419
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ...........................................      46,000,000        46,925,060


24 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue, (continued)
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..............................   $  32,295,000   $    33,266,757
     Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..............................     136,775,000       140,890,560
     Kaiser Permanente, Series A, zero cpn., 10/01/11 ...........................................      13,970,000        11,865,280
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ..........................................       7,515,000         7,708,361
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ..........................................      38,260,000        39,136,537
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ..........................................      38,020,000        38,879,632
     Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 ...........................................      80,000,000        81,608,800
     Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ....................       6,000,000         6,180,900
     Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 .......       5,500,000         5,582,005
     Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ................................       6,340,000         6,349,510
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 ...........       6,610,000         6,788,206
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 ............       5,000,000         5,135,500
     Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .................       8,500,000         8,681,560
     Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage Insured,
       7.50%, 4/01/22 ...........................................................................       1,165,000         1,168,180
     Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ................      10,915,000        11,272,903
     Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ................       3,070,000         3,109,787
     Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ............................       1,815,000         1,858,941
     Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 ...........................       6,170,000         6,373,425
     Sutter Health, Series A, 5.00%, 11/15/42 ...................................................      40,000,000        40,318,400
     Sutter Health, Series A, 5.25%, 11/15/46 ...................................................      38,500,000        39,393,585
     Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 .......................................      61,000,000        61,949,160
     Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .....................................      10,600,000        10,836,698
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ........................         480,000           500,899
     The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ............................      28,150,000        28,957,905
     The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 .....................       7,420,000         7,577,156
     UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ...............      26,920,000        27,408,329
     University of California San Francisco-Stanford Health Care, Refunding, Series B,
       AMBAC Insured, 5.00%, 11/15/28 ...........................................................      25,000,000        25,459,000
     University of California San Francisco-Stanford Health Care, Series A, FSA Insured,
       Pre-Refunded, 5.00%, 11/15/31 ............................................................       5,750,000         5,908,355
  California HFAR,
     Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 .........................................       2,010,000         2,026,462
     Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ..........................         575,000           242,972
     Home Mortgage, Series K, 4.75%, 8/01/36 ....................................................      10,000,000         9,502,700
     Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
       8/01/31 ..................................................................................       2,605,000         2,270,466
     MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 ...........................................       1,235,000         1,238,730
     MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 ...........................................      11,950,000        12,117,419
  California Infrastructure and Economic Development Bank Revenue,
     Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
       7/01/33 ..................................................................................       5,000,000         5,399,000
     Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/29 ....      50,985,000        56,077,382
     Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .................................      10,000,000        10,290,000
     Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ................................      34,000,000        35,071,340
  California Municipal Finance Authority COP, Community Hospitals of Central California, 5.25%,
     2/01/37 ....................................................................................      30,000,000        29,166,900
     2/01/46 ....................................................................................      75,650,000        72,635,347


                                                          Semiannual Report | 25

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California PCFA, PCR,
     Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 ...........   $  31,500,000   $    33,350,310
     San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...................................      32,535,000        32,589,333
  California Resource Efficiency Financing Authority COP, Capital Improvements Program,
     AMBAC Insured,
       5.625%, 4/01/22 ..........................................................................         325,000           331,468
       5.75%, 4/01/27 ...........................................................................         475,000           484,742
  California State Department of Veteran Affairs Home Purchase Revenue,
     Refunding, Series A, 5.40%, 12/01/28 .......................................................       9,580,000         9,701,858
     Refunding, Series B, 5.50%, 12/01/18 .......................................................       2,500,000         2,538,925
     Series A, 5.20%, 12/01/27 ..................................................................      17,110,000        17,120,266
     Series B, 5.20%, 12/01/28 ..................................................................       3,620,000         3,629,376
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding,
       Series Q, MBIA Insured, 5.375%, 12/01/27 .................................................      20,055,000        20,211,228
       Series S, 5.00%, 12/01/29 ................................................................      24,595,000        24,847,837
       Series U, 5.00%, 12/01/29 ................................................................      12,000,000        12,190,680
       Series Y, FGIC Insured, 5.00%, 12/01/25 ..................................................      20,000,000        20,767,000
  California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
     5.25%, 5/01/20 .............................................................................      50,000,000        54,141,000
     5.375%, 5/01/21 ............................................................................      22,000,000        23,937,320
     5.375%, 5/01/22 ............................................................................      34,020,000        37,015,801
  California State GO,
     5.00%, 2/01/22 .............................................................................       7,000,000         7,256,760
     6.00%, 5/01/24 .............................................................................       2,565,000         2,569,463
     5.125%, 4/01/25 ............................................................................       5,000,000         5,202,850
     5.20%, 4/01/26 .............................................................................      17,000,000        17,770,780
     5.25%, 4/01/27 .............................................................................           5,000             5,244
     5.25%, 4/01/34 .............................................................................          20,000            20,791
     AMBAC Insured, 5.90%, 3/01/25 ..............................................................         210,000           212,104
     AMBAC Insured, 5.00%, 4/01/31 ..............................................................          20,000            20,660
     AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 ................................................      29,980,000        32,463,543
     FGIC Insured, 6.00%, 8/01/19 ...............................................................         905,000           912,493
     FGIC Insured, 5.625%, 10/01/26 .............................................................       8,645,000         8,775,453
     FSA Insured, 5.50%, 4/01/19 ................................................................         570,000           575,483
     FSA Insured, 5.50%, 3/01/20 ................................................................         850,000           856,656
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ..................................................      30,000,000        31,459,200
     MBIA Insured, 5.00%, 10/01/23 ..............................................................       2,350,000         2,375,944
     MBIA Insured, 6.00%, 8/01/24 ...............................................................         990,000           998,197
     MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ................................................       2,650,000         2,676,500
     Pre-Refunded, 5.25%, 9/01/23 ...............................................................      19,750,000        20,731,575
     Pre-Refunded, 5.25%, 10/01/23 ..............................................................       9,250,000         9,722,490
     Pre-Refunded, 5.00%, 2/01/27 ...............................................................      46,000,000        48,746,660
     Pre-Refunded, 5.25%, 4/01/27 ...............................................................       4,995,000         5,474,570
     Pre-Refunded, 5.00%, 2/01/29 ...............................................................      13,000,000        13,776,230
     Pre-Refunded, 5.25%, 2/01/29 ...............................................................         310,000           331,595
     Pre-Refunded, 5.25%, 4/01/29 ...............................................................       5,580,000         6,115,736
     Pre-Refunded, 5.25%, 2/01/30 ...............................................................         140,000           149,752


26 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State GO, (continued)
     Pre-Refunded, 5.25%, 4/01/32 ...............................................................   $   9,835,000   $    10,544,989
     Pre-Refunded, 5.25%, 4/01/34 ...............................................................      19,980,000        21,898,280
     Principal Eagles II, Series 3, zero cpn., 3/01/09 ..........................................       7,500,000         7,121,850
     Principal Eagles II, Series 6, zero cpn., 3/01/09 ..........................................       5,000,000         4,747,900
     Principal M-Raes, Series 8, zero cpn., 4/01/09 .............................................       9,000,000         8,512,650
     Refunding, 5.25%, 9/01/23 ..................................................................       1,250,000         1,312,125
     Refunding, 5.625%, 9/01/24 .................................................................         255,000           258,004
     Refunding, 5.00%, 8/01/28 ..................................................................      10,000,000        10,246,600
     Refunding, 5.25%, 2/01/29 ..................................................................      53,690,000        55,661,179
     Refunding, 5.25%, 2/01/30 ..................................................................      29,860,000        30,812,833
     Refunding, 5.00%, 2/01/32 ..................................................................      19,010,000        19,325,566
     Refunding, 5.25%, 4/01/32 ..................................................................         165,000           170,188
     Refunding, AMBAC Insured, 5.00%, 4/01/23 ...................................................       6,250,000         6,473,563
     Refunding, MBIA Insured, 5.00%, 10/01/32 ...................................................       5,000,000         5,142,200
     Refunding, Series BR, 5.30%, 12/01/29 ......................................................      13,000,000        13,027,560
     Various Purpose, 5.125%, 4/01/24 ...........................................................      10,000,000        10,428,600
     Various Purpose, 5.00%, 8/01/35 ............................................................      31,545,000        32,053,505
     Various Purpose, Refunding, 5.00%, 6/01/32 .................................................      30,465,000        31,118,779
     Various Purposes, 5.25%, 12/01/26 ..........................................................         145,000           152,553
     Various Purposes, Pre-Refunded, 5.25%, 12/01/26 ............................................      12,770,000        14,023,248
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
    FSA Insured, 5.85%, 10/01/27 ................................................................       6,735,000         6,880,947
  California State Public Works Board Lease Revenue,
     California Science Center, Series A, 5.25%, 10/01/22 .......................................       8,645,000         8,828,188
     Department of Corrections, Series C, 5.00%, 6/01/24 ........................................      12,225,000        12,576,469
     Department of Corrections, Series C, 5.00%, 6/01/25 ........................................       4,810,000         4,924,863
     Department of Corrections, Series C, 5.25%, 6/01/28 ........................................      25,475,000        26,394,393
     Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ............................      12,000,000        12,306,600
     Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 ...........................      56,500,000        57,856,000
     Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ..............       7,500,000         7,644,525
     University of California Research Project, Series E, 5.00%, 10/01/29 .......................       5,280,000         5,453,765
     University of California Research Project, Series E, 5.00%, 10/01/30 .......................       5,550,000         5,720,274
     Various California Community Colleges Projects, Refunding, Series A, 5.90%, 4/01/17 ........       8,320,000         8,495,802
  California State University at Channel Islands Financing Authority Revenue, East Campus
    Community, Series A, MBIA Insured, Pre-Refunded, 5.00%, 9/01/31 .............................      11,000,000        11,618,530
  California State University Revenue,
     Systemwide, Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ..............................       5,000,000         5,172,450
     Systemwide, Refunding, Series C, MBIA Insured, 5.00%, 11/01/29 .............................      22,705,000        23,653,388
     Systemwise, Series A, AMBAC Insured, 5.00%, 11/01/35 .......................................      16,925,000        17,517,713
     Systemwide, Series A, FSA Insured, 5.00%, 11/01/29 .........................................      10,000,000        10,379,600
  California Statewide CDA,
     COP, Catholic Healthcare West, 6.50%, 7/01/20 ..............................................       2,415,000         2,625,636
     COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ................................       5,575,000         6,053,224
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ......................................      37,685,000        37,708,742
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...............................................      32,200,000        33,873,756
     COP, MBIA Insured, 5.00%, 4/01/18 ..........................................................       7,000,000         7,106,680


                                                          Semiannual Report | 27

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA, (continued)
     COP, MBIA Insured, 5.125%, 4/01/23 .........................................................   $   6,000,000   $     6,092,400
     COP, Refunding, FSA Insured, 5.50%, 8/15/31 ................................................       9,000,000         9,360,000
     COP, The Internext Group, 5.375%, 4/01/17 ..................................................       9,400,000         9,572,772
     COP, The Internext Group, 5.375%, 4/01/30 ..................................................      67,480,000        67,575,147
     MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 .......................       7,215,000         7,609,733
  California Statewide CDA Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia,
    Series A, Radian Insured, 4.60%, 2/01/37 ....................................................       5,010,000         4,492,217
  California Statewide CDA Revenue,
     5.50%, 10/01/33 ............................................................................      45,465,000        46,831,223
     COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
       ETM, 5.75%, 10/01/25 .....................................................................      24,545,000        27,460,455
     COP, Southern California Development Corp., California Mortgage Insured, 6.10%,
       12/01/15 .................................................................................       2,080,000         2,088,258
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 ...........................       6,000,000         6,064,140
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 ...........................       5,000,000         4,993,000
     Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 ...........................       5,000,000         4,941,950
     Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 ...........................      22,685,000        21,410,784
     Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 ...........................       4,025,000         4,060,340
     East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ..........................      11,000,000        11,318,010
     East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .........................      25,000,000        25,500,000
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ................................       6,300,000         6,315,183
     Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ................................      14,000,000        13,957,860
     Henry Mayo Newhall Memorial Hospital, Califronia Mortgage Insured, 5.00%, 10/01/37 .........       5,000,000         5,023,450
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ....................................      22,000,000        22,124,520
     Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ....................................      50,000,000        49,625,000
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .........      20,400,000        21,279,648
     Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 .....................................      24,590,000        23,743,858
     Kaiser Permanente, Series A, 5.50%, 11/01/32 ...............................................      27,000,000        27,780,300
     Kaiser Permanente, Series B, 5.00%, 3/01/41 ................................................      85,000,000        84,313,200
     Kaiser Permanente, Series B, 5.25%, 3/01/45 ................................................      30,000,000        30,405,600
     Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..................      10,000,000        10,115,700
     Mission Community, California Mortgage Insured, 5.375%, 11/01/21 ...........................       7,670,000         8,011,468
     Mission Community, California Mortgage Insured, 5.375%, 11/01/26 ...........................       9,755,000        10,084,036
     Refunding, California Mortgage Insured, 5.50%, 1/01/28 .....................................       3,615,000         3,763,107
     Series B, 5.625%, 8/15/42 ..................................................................      51,000,000        52,736,550
     Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ......................       4,945,000         5,130,833
     Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ........................................     103,300,000       104,117,103
  California Statewide CDA Revenue COP, Capital Appreciation, Hospital, Triad Health Care,
     California Mortgage Insured, ETM,
       zero cpn., 8/01/09 .......................................................................       6,450,000         6,039,522
       zero cpn., 8/01/10 .......................................................................       6,745,000         6,074,007
       zero cpn., 8/01/11 .......................................................................       3,115,000         2,700,051
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Series A, FSA Insured, 5.25%, 10/01/24 .....................................................       3,925,000         4,160,343
     Series A, FSA Insured, 5.00%, 10/01/29 .....................................................       1,095,000         1,135,515
     Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 .......................................       1,075,000         1,183,435
     Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 .......................................       1,905,000         2,071,630


28 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, (continued)
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 .......................................   $   5,000,000   $     5,304,181
  California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ...........................       5,735,000         5,792,924
  Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
    Refunding, AMBAC Insured, 5.00%, 9/01/36 ....................................................       7,800,000         8,029,164
  Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ................................         430,000           438,789
  Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
    10/01/33 ....................................................................................       5,000,000         5,332,350
  Campbell USD,
     GO, Series A, FGIC Insured, 5.00%, 8/01/28 .................................................       5,205,000         5,466,812
     GO, Series E, FSA Insured, 5.00%, 8/01/29 ..................................................       6,260,000         6,540,949
     Series B, FGIC Insured, zero con., 8/01/20 .................................................       5,000,000         2,843,000
     Series B, FGIC Insured, zero cpn., 8/01/21 .................................................       6,280,000         3,375,688
  Capistrano University School CFD Special Tax, Number 90-2 Talega,
     5.875%, 9/01/33 ............................................................................       5,805,000         5,892,772
     6.00%, 9/01/33 .............................................................................       7,100,000         7,258,756
  Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..................      15,630,000        18,240,054
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
     Central California,
       6.00%, 2/01/20 ...........................................................................       5,000,000         5,332,200
       Pre-Refunded, 5.625%, 2/01/21 ............................................................       6,750,000         7,267,725
       Pre-Refunded, 6.00%, 2/01/30 .............................................................      34,960,000        37,282,742
       Pre-Refunded, 5.75%, 2/01/31 .............................................................      18,070,000        19,526,442
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    5.00%, 11/01/22 .............................................................................       6,675,000         7,117,886
  Chabot-Las Positas Community College District, GO, Series B, AMBAC Insured, 5.00%,
    8/01/30 .....................................................................................      17,330,000        18,018,521
  Chabot-Las Positas Community College District GO,
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/38 ....................      52,010,000        11,096,854
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/39 ....................      54,045,000        10,957,083
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/40 ....................      56,165,000        10,804,461
     Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/41 ....................      58,365,000        10,667,955
     Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ..................................      11,500,000        11,948,385
  Chaffey UHSD, GO,
     Series B, 5.00%, 8/01/25 ...................................................................       6,510,000         6,708,295
     Series C, FSA Insured, 5.00%, 5/01/27 ......................................................       6,980,000         7,240,843
  Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 ................      23,825,000        24,842,327
  Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...................................      10,360,000        10,758,342
  Chula Vista IDR,
     Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ......................      14,000,000        14,839,720
     Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ............................       8,500,000         8,943,105
  Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
    8/01/23 .....................................................................................       4,950,000         5,193,194
  Clovis USD, GO, Election of 2004, Series B, MBIA Insured, 5.00%, 8/01/25 ......................       4,135,000         4,351,715
  Coachella Valley USD, GO, Election of 2005, Series B, FSA Insured, 5.00%, 8/01/31 .............      11,000,000        11,467,830
  College of the Sequoias Community College District Hanford Campus ID No. 1 GO,
    Election of 2006, Series A, MBIA Insured, 5.00%, 2/01/32 ....................................       5,435,000         5,658,215


                                                          Semiannual Report | 29

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ................   $   7,000,000   $     7,291,060
  Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...............................       1,395,000         1,397,218
  Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
    Radian Insured, 5.125%, 8/01/35 .............................................................       8,175,000         8,025,724
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ........       5,000,000         5,134,150
  Compton USD, GO,
     AMBAC Insured, 5.00%, 6/01/29 ..............................................................       5,660,000         5,889,626
     Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31 ..................................       5,000,000         5,191,950
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 .....................................................................................      11,700,000        12,099,321
  Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15 ........       6,810,000         5,000,583
  Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ............      47,455,000        17,682,055
  Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC Insured, ETM,
    6.50%, 3/01/09 ..............................................................................       1,000,000         1,021,160
  Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 .....         605,000           605,756
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..................      14,480,000        16,602,334
  Corona-Norco USD,
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ................................       5,130,000         5,348,179
     PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ..........................................       7,140,000         6,919,588
  Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 ................................................................       6,115,000         6,259,131
  CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..............       2,025,000         2,038,001
  Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...............................       6,365,000         6,715,902
  Delano UHSD, GO,
     Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...................................       5,160,000         5,361,188
     Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ..........................................       8,520,000         9,527,149
  Desert Sands USD, GO, Election of 2001, FSA Insured, Pre-Refunded, 5.00%, 6/01/29 .............      16,425,000        17,815,869
  Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded, 5.00%, 2/01/30 .........       4,860,000         5,287,145
  Duarte COP, Refunding, Series A, 5.25%,
     4/01/19 ....................................................................................       5,000,000         5,093,850
     4/01/24 ....................................................................................       5,000,000         5,073,200
     4/01/31 ....................................................................................      12,500,000        12,626,875
  East Bay MUD Wastewater System Revenue, Refunding, Sub Series A, AMBAC Insured,
    5.00%, 6/01/37 ..............................................................................      38,085,000        39,713,134
  East Bay MUD Water System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ..........................................      99,545,000       103,800,549
     Sub Series A, MBIA Insured, 5.00%, 6/01/28 .................................................       7,000,000         7,288,750
     Sub Series A, MBIA Insured, 5.00%, 6/01/29 .................................................      27,495,000        28,592,600
     Sub Series A, MBIA Insured, 5.00%, 6/01/35 .................................................      21,985,000        22,689,399
  East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ...................      22,685,000        23,586,275
  Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
    5.00%, 7/01/30 ..............................................................................      31,370,000        32,120,057
  El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ............................       3,015,000         3,151,760
  El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
    California Mortgage Insured, 5.25%, 3/01/26 .................................................       8,500,000         8,723,465
  El Dorado County Special Tax, CFD No. 1992-1,
     5.875%, 9/01/24 ............................................................................       4,475,000         4,559,846
     6.00%, 9/01/31 .............................................................................       8,850,000         9,019,566
     Refunding, 6.25%, 9/01/29 ..................................................................      19,750,000        20,152,505


30 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured, Pre-Refunded, zero cpn.,
     8/01/16 ....................................................................................   $   2,050,000   $     1,335,104
     8/01/22 ....................................................................................      11,485,000         5,319,048
     8/01/27 ....................................................................................      11,495,000         4,004,283
  El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...................       5,635,000         5,818,476
  Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
     12/01/19 ...................................................................................       2,775,000         1,520,728
     12/01/20 ...................................................................................       2,765,000         1,437,247
     12/01/21 ...................................................................................       4,195,000         2,055,256
     12/01/22 ...................................................................................       4,195,000         1,949,417
     12/01/23 ...................................................................................       4,195,000         1,835,984
     12/01/24 ...................................................................................       4,200,000         1,742,832
  Emeryville PFAR,
     Housing Increment Loan, 6.20%, 9/01/25 .....................................................       3,115,000         3,118,489
     Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
       5.00%, 9/01/28 ...........................................................................      10,000,000        10,134,100
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 ................................................................       8,715,000         8,960,589
  Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
    10/01/27 ....................................................................................      12,500,000        12,742,875
  Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
    5/01/17 .....................................................................................       5,000,000         5,257,650
  Foothill-De Anza Community College District GO,
     Capital Appreciation, zero cpn., 8/01/27 ...................................................       5,205,000         2,075,962
     MBIA Insured, zero cpn., 8/01/26 ...........................................................       5,290,000         2,222,223
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, zero cpn., 1/15/21 ........................................      51,180,000        23,563,784
     Capital Appreciation, Refunding, zero cpn., 1/15/25 ........................................      57,000,000        20,551,920
     Capital Appreciation, Refunding, zero cpn., 1/15/30 ........................................      98,460,000        26,548,754
     Capital Appreciation, Refunding, zero cpn., 1/15/31 ........................................      14,635,000         3,709,533
     Capital Appreciation, Refunding, zero cpn., 1/15/32 ........................................     100,000,000        23,831,000
     Capital Appreciation, Refunding, zero cpn., 1/15/33 ........................................     132,460,000        29,734,621
     Capital Appreciation, Refunding, zero cpn., 1/15/34 ........................................     100,000,000        21,091,000
     Capital Appreciation, Refunding, zero cpn., 1/15/35 ........................................      20,000,000         3,973,000
     Capital Appreciation, Refunding, zero cpn., 1/15/36 ........................................     182,160,000        33,974,662
     Capital Appreciation, Refunding, zero cpn., 1/15/37 ........................................     170,615,000        29,968,525
     Capital Appreciation, Refunding, zero cpn., 1/15/38 ........................................     160,560,000        26,559,835
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 ...........      49,500,000        46,841,850
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 ...........      10,000,000         9,384,900
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ..........      30,000,000        28,134,000
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ..........      80,835,000        75,561,325
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ..........      80,500,000        75,248,180
     Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ..........     112,230,000       104,535,511
     Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 ...........................      10,000,000        10,445,300
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 .......................      30,835,000        16,358,584
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 .......................       5,765,000         2,907,924
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 .......................      72,045,000        34,525,405
     Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 .......................       2,000,000           777,800


                                                          Semiannual Report | 31

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
     Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ..................   $   5,500,000   $     6,041,145
     Refunding, 5.75%, 1/15/40 ..................................................................     395,510,000       402,273,221
     senior lien, Series A, 5.00%, 1/01/35 ......................................................      15,955,000        15,356,687
     senior lien, Series A, ETM, zero cpn., 1/01/25 .............................................      20,660,000         9,414,555
     senior lien, Series A, ETM, zero cpn., 1/01/26 .............................................      23,475,000        10,184,394
     senior lien, Series A, ETM, zero cpn., 1/01/27 .............................................      15,000,000         6,135,150
     senior lien, Series A, ETM, zero cpn., 1/01/29 .............................................      35,310,000        12,943,940
     senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ........................................       8,000,000         8,778,560
  Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ..................................       1,245,000         1,263,663
  Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%,
    8/01/34 .....................................................................................       7,235,000         7,470,933
  Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 ......................      15,000,000         5,448,750
  Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 .......................................       8,440,000         8,774,308
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 ............................      20,000,000        20,381,000
     Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 ...........................................       5,000,000         4,307,900
     Asset-Backed, Series A-1, 5.75%, 6/01/47 ...................................................      10,000,000         9,549,800
     Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ................................      35,000,000        34,997,550
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 ...........................      15,000,000        16,414,950
     Enhanced, Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 ...........................      57,000,000        62,376,810
     Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ............................     138,000,000       151,892,460
     Series 2003 A-1, Pre-Refunded, 6.75%, 6/01/39 ..............................................       5,290,000         6,124,498
  Golden Valley USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/41 ................       5,555,000         5,771,090
  Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 ................................................................       5,020,000         5,408,146
  Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 ......................       3,035,000         3,230,272
  Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 .........       8,925,000         9,186,413
  Huntington Beach City and School District, Capital Appreciation, Election of 2002, Series A,
    FGIC Insured, zero cpn., 8/01/28 ............................................................      10,005,000         3,748,173
  Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
     8/01/27 ....................................................................................       3,530,000         3,666,187
     8/01/29 ....................................................................................      11,000,000        11,398,090
  Indio Water Authority Water Revenue, AMBAC Insured, 5.00%,
     4/01/31 ....................................................................................       4,125,000         4,281,049
     4/01/36 ....................................................................................      18,020,000        18,650,159
  Inglewood USD, GO, Election of 1998, Series D, FSA Insured, 5.00%, 10/01/31 ...................      17,210,000        17,892,376
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .........................................       4,155,000         4,341,601
  Inland Empire Tobacco Securitization Authority Tobacco Settlement Revenue,
    Capital Appreciation, Series B, zero cpn. to 12/01/11, 5.75% thereafter, 6/01/26 ............      35,000,000        26,674,550
  Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
    ACA Insured, 5.25%, 11/01/19 ................................................................      10,550,000        10,617,942
  Irvine 1915 Act GO,
     AD No. 00-18, Group 4, 5.375%, 9/02/26 .....................................................       2,500,000         2,498,400
     AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 ...........................................       2,000,000         2,015,920
     AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 ...........................................       4,295,000         4,256,989


32 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Irvine USD Financing Authority Special Tax, Series A,
     5.00%, 9/01/26 .............................................................................   $   3,000,000   $     2,865,600
     5.125%, 9/01/36 ............................................................................      11,180,000        10,423,226
  Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ..........      16,500,000        16,989,060
  Kern County Board of Education COP,
     Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ..........................................       3,150,000         3,232,467
     Series A, MBIA Insured, Pre-Refunded, 5.20%, 5/01/28 .......................................       5,535,000         5,701,548
  Kern High School District GO,
     Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ..................................       5,275,000         5,523,453
     Election of 2004, Series B, FSA Insured, 5.00%, 8/01/30 ....................................      13,270,000        13,895,946
  La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .................................................         125,000           128,961
  La Palma Community Development Commission Tax Allocation, La Palma Community
    Development Project No. 1, Refunding, 6.10%, 6/01/22 ........................................       2,355,000         2,363,031
  La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
    9/01/32 .....................................................................................      10,825,000        11,248,690
  Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...................................       5,375,000         5,229,445
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ................       6,750,000         6,756,413
     Series A, 5.50%, 9/01/30 ...................................................................      15,550,000        15,778,429
  Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 .......................           5,000             7,314
  Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ................................       8,115,000         8,351,065
  Local Medical Facilities Financing Authority COP, Insured California Health Clinic Project,
    California Mortgage Insured, 7.55%, 3/01/20 .................................................       1,580,000         1,582,670
  Local Medical Facilities Financing Authority III COP, Insured California Health Clinic Project,
    6.90%, 7/01/22 ..............................................................................       1,270,000         1,271,715
  Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, zero cpn., 1/15/19 ............................................................       6,360,000         3,370,546
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/23 ....................................................................................       9,200,000         9,098,892
  Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ...................................................      20,000,000        20,668,800
a Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
     5.00%, 11/15/35 ............................................................................      69,800,000        69,068,496
     5.50%, 11/15/37 ............................................................................      15,000,000        15,798,000
  Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
    Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ..........................................      14,935,000        15,382,602
  Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    6/01/26 .....................................................................................      69,275,000        73,091,360
  Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
     8/01/24 ....................................................................................       4,000,000         4,161,880
     8/01/31 ....................................................................................       5,000,000         5,196,900
  Los Angeles County COP,
     Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 11/01/33 .........       8,000,000         8,419,200
     Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured, 5.875%,
       1/01/21 ..................................................................................       7,520,000         7,635,958
     Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ..................................         925,000           926,175
  Los Angeles County Infrastructure and Economic Development Bank Revenue,
    County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 .....................       7,765,000         7,993,136


                                                          Semiannual Report | 33

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Los Angeles County MTA Sales Tax Revenue,
     Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ..................   $   5,000,000   $     5,313,800
     Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 .......................          35,000            36,293
     Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ..........................      12,965,000        13,325,946
  Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Facilities
    Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ..........................................      26,905,000        27,243,465
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ...............................       7,000,000         7,232,820
     District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...............................      30,820,000        31,761,551
     Series A, MBIA Insured, 5.00%, 10/01/34 ....................................................       7,110,000         7,351,313
  Los Angeles CRDA,
     Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B, 6.625%,
       9/01/14 ..................................................................................         665,000           665,871
     MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 ...........................       5,095,000         5,094,389
  Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ................................       6,280,000         6,480,332
  Los Angeles Department of Water and Power Waterworks Revenue, System,
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 ..............................................      14,385,000        14,951,913
     Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ..............................................      17,000,000        17,632,570
     Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ..............................................      50,000,000        51,791,500
  Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%,
    8/01/25 .....................................................................................      15,000,000        15,430,050
  Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 .............         275,000           275,613
  Los Angeles USD,
     COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .............      28,210,000        28,823,850
     GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ..............................      29,000,000        28,417,680
     GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ...............................      25,000,000        26,077,500
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ..............................      13,815,000        14,410,426
     GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ..............................       6,000,000         6,254,160
     GO, Election of 2004, Series H, FSA Insured, 5.00%, 7/01/32 ................................      53,575,000        56,009,984
     GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 ....................................      40,000,000        39,630,400
     GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ...................................     170,250,000       183,059,610
     GO, Series G, AMBAC Insured, 5.00%, 7/01/24 ................................................      16,770,000        17,679,605
     Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 .......................................       5,000,000         5,108,700
  Los Angeles Wastewater System Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ..........................................       6,000,000         6,160,020
     Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ..........................................      34,335,000        34,867,192
     Refunding, Series A, FSA Insured, 5.00%, 6/01/32 ...........................................      17,500,000        18,002,425
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 6/01/28 .......................................       8,245,000         8,413,528
  Los Angeles Water and Power Revenue,
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ............................       2,000,000         2,037,660
     Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ..................................      10,000,000        10,382,900
     Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 .......................................      10,575,000        10,942,164
     Power Systems, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 .................................      63,435,000        65,695,189
     Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ........................................       7,000,000         7,192,780
     Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .....................................       6,550,000         6,824,773
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
    9/01/28 .....................................................................................       6,470,000         6,807,540


34 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
    7/01/22 .....................................................................................   $   6,330,000   $     6,442,547
  Madera County COP, Valley Children's Hospital, MBIA Insured,
     5.00%, 3/15/23 .............................................................................       8,500,000         8,620,700
     5.75%, 3/15/28 .............................................................................      27,500,000        27,526,400
  Madera USD, COP, 6.50%, 12/01/07 ..............................................................         280,000           281,288
b Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ............       1,565,000         1,571,886
  Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ...............................       5,575,000         5,682,653
  Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ............       3,925,000         3,931,359
  Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
    5.00%, 1/01/22 ..............................................................................       5,000,000         5,182,550
  Metropolitan Water District of Southern California Waterworks Revenue,
     Series A, 5.00%, 7/01/32 ...................................................................      35,000,000        36,675,450
     Series A, 5.00%, 7/01/37 ...................................................................      12,250,000        12,806,762
     Series B1, FGIC Insured, 5.00%, 10/01/33 ...................................................       5,000,000         5,169,850
  Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
     5.40%, 1/15/17 .............................................................................      12,155,000        13,075,377
     5.50%, 1/15/24 .............................................................................      11,790,000        13,227,083
  Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 .....................................      11,970,000        12,777,257
  Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
     FGIC Insured, zero cpn.,
       8/01/21 ..................................................................................       9,660,000         5,192,540
       8/01/23 ..................................................................................      10,815,000         5,248,844
       5/01/27 ..................................................................................      12,770,000         5,103,531
  Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
    7/01/22 .....................................................................................       4,015,000         4,018,573
  Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project,
     AMBAC Insured, Pre-Refunded, 5.125%, 9/01/33 ...............................................       5,220,000         5,352,953
     Refunding, AMBAC Insured, 5.125%, 9/01/33 ..................................................         315,000           321,480
  Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
    9/01/37 .....................................................................................       4,315,000         4,492,519
  Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 ............................       7,150,000         7,407,114
  Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
    FSA Insured, 5.875%, 12/01/15 ...............................................................       5,025,000         5,043,894
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
     8/01/27 ....................................................................................       6,315,000         2,538,314
     8/01/28 ....................................................................................       6,625,000         2,527,769
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ........................................       8,600,000         8,769,764
  Murrieta Valley USD,
     GO, FSA Insured, 4.50%, 9/01/28 ............................................................       5,300,000         5,180,326
     PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 ...........................       6,975,000         7,179,925
  Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured, 6.35%,
    6/20/35 .....................................................................................       5,105,000         5,120,570
  Natomas USD, GO, FGIC Insured, 5.00%, 8/01/31 .................................................      16,635,000        17,277,776
  Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 ..................       1,440,000         1,442,635
  New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 ...........      14,700,000         6,504,162
  Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ................       8,515,000         8,809,023


                                                          Semiannual Report | 35

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/25 ...............................................................   $  19,250,000   $    19,708,342
  Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
     Series A, MBIA Insured,
       5.125%, 7/01/23 ..........................................................................       7,420,000         7,556,602
       5.00%, 7/01/28 ...........................................................................      15,975,000        16,245,137
       5.20%, 7/01/32 ...........................................................................      43,675,000        44,480,367
  Oakland RDA Tax Allocation, Coliseum Project, Refunding, Series B-TE, AMBAC Insured,
    5.00%, 9/01/31 ..............................................................................       5,860,000         6,025,252
  Oakland Revenue, 1800 Harrison Foundation,
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................      13,825,000        14,582,333
     Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ......................................      13,470,000        14,207,887
  Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
     8/01/29 ....................................................................................       5,755,000         5,987,387
     8/01/33 ....................................................................................       5,590,000         5,795,656
  Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 .......................       5,000,000         5,106,800
  Orange County CFD Special Tax,
     No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 ...........................................       1,100,000         1,113,101
     No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 ...........................................       3,250,000         3,296,735
     No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ..........................................       5,000,000         5,018,200
     No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 ...........................................       6,405,000         6,184,604
     No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 ...........................................      11,000,000        10,435,480
  Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
     8/15/28 ....................................................................................      12,950,000        13,273,232
     8/15/34 ....................................................................................      23,575,000        24,126,891
  Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...................................      10,820,000        11,012,488
  Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured, 5.75%,
    4/01/27 .....................................................................................      11,570,000        11,801,400
  Palmdale CRDA Tax Allocation,
     Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..................................       3,125,000         3,373,750
     Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ......................       6,980,000         7,106,338
  Pasadena Special Tax, Capital Appreciation, CFD No. 1, Pre-Refunded, zero cpn., 12/01/17 ......       4,090,000         1,948,435
  Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
     8/01/31 ....................................................................................       4,105,000         4,260,908
     8/01/34 ....................................................................................       6,920,000         7,170,435
  Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 .........................................       5,000,000         5,300,450
  Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 ..................................      19,095,000         9,029,071
  Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..............................................       5,210,000         5,243,605
  Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 ......................       2,485,000         2,490,045
  Port of Oakland Revenue,
     Series J, MBIA Insured, 5.50%, 11/01/26 ....................................................       7,000,000         7,149,310
     Series L, FGIC Insured, 5.375%, 11/01/27 ...................................................       5,000,000         5,210,250
  Porterville COP, Infrastructure Financing Project, AMBAC Insured,
     5.00%, 7/01/30 .............................................................................       7,420,000         7,684,375
     5.00%, 7/01/36 .............................................................................       6,535,000         6,746,211
     Pre-Refunded, 5.00%, 7/01/28 ...............................................................      10,430,000        10,758,441


36 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
     5.875%, 8/01/15 ............................................................................   $   6,250,000   $     6,298,188
     6.00%, 8/01/20 .............................................................................       5,400,000         5,443,848
     6.00%, 8/01/28 .............................................................................      15,000,000        15,122,700
  Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...................................................       5,020,000         5,201,774
  Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC Insured,
    zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 .............................................       5,500,000         4,437,840
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Housing Set Aside,
    MBIA Insured, 5.25%, 9/01/21 ................................................................       8,330,000         8,418,298
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
     Pre-Refunded, 5.625%, 7/01/34 ..............................................................      10,000,000        11,215,100
     Series A, 5.00%, 7/01/47 ...................................................................      60,000,000        58,529,400
  Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
     8/15/16 ....................................................................................       8,605,000         6,083,133
     8/15/17 ....................................................................................      13,605,000         9,115,622
     8/15/18 ....................................................................................      13,605,000         8,669,650
  Redding California Electricity System Revenue COP, Series A, FGIC insured, 5.00%, 6/01/35 .....      12,725,000        13,091,098
  Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
    5/01/34 .....................................................................................       5,060,000         5,219,947
  Rialto COP, FSA Insured, 5.75%, 2/01/22 .......................................................       2,715,000         2,760,884
  Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ....................................      13,985,000         8,457,289
  Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured,
     Pre-Refunded, 5.00%,
       2/01/26 ..................................................................................       6,500,000         6,871,865
       2/01/31 ..................................................................................       7,000,000         7,400,470
  Rio Linda USD, GO, Election 2006, FSA Insured, 5.00%, 8/01/31 .................................      10,000,000        10,384,900
  Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
     MBIA Insured, zero cpn., 6/01/23 ...........................................................      14,160,000         6,819,598
     MBIA Insured, zero cpn., 6/01/24 ...........................................................      13,005,000         5,948,747
     Series A, 6.50%, 6/01/12 ...................................................................      20,125,000        21,809,060
  Riverside County COP,
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 ........       9,905,000        10,203,140
     Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 ........       6,345,000         6,492,902
     Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ......................       5,295,000         5,409,849
     Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ..........................       6,000,000         6,130,740
  Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
     7.875%,
       9/01/08 ..................................................................................         240,000           248,753
       9/01/09 ..................................................................................         260,000           279,141
       9/01/10 ..................................................................................         280,000           310,579
       9/01/11 ..................................................................................         305,000           348,569
       9/01/12 ..................................................................................         325,000           380,949
       9/01/13 ..................................................................................         350,000           421,159
       9/01/14 ..................................................................................         380,000           468,384
       9/01/15 ..................................................................................         410,000           514,595
       9/01/16 ..................................................................................         440,000           560,652
       9/01/17 ..................................................................................         475,000           609,506


                                                          Semiannual Report | 37

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Riverside County PFA, COP,
     5.75%, 5/15/19 .............................................................................   $   3,500,000   $     3,568,005
     5.80%, 5/15/29                                                                                    14,230,000        14,437,046
  Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A,
    XLCA Insured, 5.00%, 10/01/35 ...............................................................      17,500,000        17,846,500
  Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured, Pre-Refunded,
     5.00%, 10/01/28 ............................................................................      14,035,000        15,085,099
     5.125%, 10/01/35 ...........................................................................      17,035,000        18,388,431
  Riverside County SFMR, Capital Appreciation Mortgage,
     Series A, ETM, zero cpn., 9/01/14 ..........................................................      20,220,000        15,630,464
     Series A, ETM, zero cpn., 11/01/20 .........................................................      25,055,000        13,491,115
     Series B, ETM, zero cpn., 6/01/23 ..........................................................      26,160,000        12,579,821
  RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured, 5.00%,
    9/01/36 .....................................................................................      10,090,000        10,307,843
  Rocklin USD, GO,
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/08 ...........................       3,660,000         3,547,052
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 ...........................       4,100,000         3,836,206
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 ...........................       4,595,000         4,149,974
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 ...........................       5,145,000         4,476,613
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 ...........................       5,760,000         4,822,502
     Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 ...........................      33,960,000        23,840,599
     Election of 2002, FGIC Insured, zero cpn., 8/01/25 .........................................       8,160,000         3,608,270
     Election of 2002, FGIC Insured, zero cpn., 8/01/26 .........................................       8,695,000         3,652,596
     Election of 2002, FGIC Insured, zero cpn., 8/01/27 .........................................       9,080,000         3,621,467
     Election of 2002, FGIC Insured, zero cpn., 8/01/28 .........................................      16,615,000         6,288,113
  Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding, 8.25%,
     9/02/08 ....................................................................................         130,000           133,479
     9/02/09 ....................................................................................         110,000           112,452
  Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
     8/01/11 ....................................................................................       3,115,000         2,692,949
     8/01/17 ....................................................................................      30,770,000        18,573,695
  Roseville Electric System Revenue COP, FSA Insured, 5.00%,
     2/01/29 ....................................................................................      10,000,000        10,310,900
     2/01/34 ....................................................................................      17,000,000        17,471,920
  Roseville Joint UHSD,
     Capital Appreciation, Series A, zero cpn., 8/01/10 .........................................       1,820,000         1,639,401
     Capital Appreciation, Series A, zero cpn., 8/01/11 .........................................       1,965,000         1,701,945
     Capital Appreciation, Series A, zero cpn., 8/01/17 .........................................      18,155,000        10,948,554
     GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 ...............................       8,375,000         8,648,192
  Roseville Natural Gas Financing Authority Gas Revenue, 5.00%,
     2/15/26 ....................................................................................       5,000,000         4,993,750
     2/15/28 ....................................................................................       5,000,000         4,955,550
  Rowland USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 ........................................      17,715,000        18,471,430
  Sacramento Area Flood Control Agency Revenue, Consolidated, Capital Assessment District,
    Series A, FGIC Insured, 5.00%, 10/01/37                                                             8,715,000         9,062,641
  Sacramento City Financing Authority Revenue, Capital Improvement,
     AMBAC Insured, 5.00%, 12/01/33 .............................................................         485,000           498,420
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 ...............................................       7,035,000         7,606,875


38 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Sacramento City Financing Authority Revenue, Capital Improvement, (continued)
     Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 ............   $  16,915,000   $    17,530,368
     Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 ............      10,000,000        10,333,500
     Pre-Refunded, 5.625%, 6/01/30 ..............................................................       6,000,000         6,388,320
     Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 .....................................      26,250,000        27,637,050
  Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 .............       5,250,000         5,405,873
  Sacramento County Sanitation District Financing Authority Revenue,
     AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..............................................       5,000,000         5,372,350
     Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/30 ....................      10,000,000        10,427,700
     Sacramento Regional County of Sanitation, FGIC Insured, 5.00%, 12/01/36 ....................      66,095,000        68,679,975
     Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded,
       5.00%, 12/01/35 ..........................................................................      40,000,000        43,610,800
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ........................................      12,000,000        12,465,240
     Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ........................................      10,000,000        10,359,600
  Sacramento MUD, Electric Revenue, sub. lien, Refunding, 8.00%, 11/15/10 .......................      16,110,000        16,160,263
  Sacramento MUD Electric Revenue,
     Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ..........................................       9,095,000         9,431,333
     Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 .....................................       4,500,000         4,630,995
     Series N, MBIA Insured, 5.00%, 8/15/28 .....................................................      63,500,000        65,498,345
  Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..................................       6,000,000         6,150,840
  Saddleback Valley USD, GO,
     Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 ...................................       5,250,000         5,168,678
     FSA Insured, 5.00%, 8/01/27 ................................................................       4,680,000         4,874,594
     FSA Insured, 5.00%, 8/01/29 ................................................................       4,335,000         4,504,845
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
    FSA Insured, 5.25%, 9/01/28 .................................................................       6,800,000         6,971,904
  San Bernardino County COP, Medical Center Financing Project,
     Refunding, 5.00%, 8/01/26 ..................................................................      13,045,000        13,049,566
     Series A, MBIA Insured, 5.50%, 8/01/22 .....................................................      40,830,000        40,865,930
  San Bernardino County Housing Authority MFMR,
     Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .....................................       6,920,000         7,536,710
     Series A, GNMA Secured, 6.70%, 3/20/43 .....................................................       3,345,000         3,698,734
  San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding,
    MBIA Insured, 5.70%, 1/01/23 ................................................................       6,315,000         6,409,725
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
     10/01/26 ...................................................................................       5,070,000         5,328,570
     10/01/30 ...................................................................................       9,820,000        10,253,749
  San Diego Community College District GO, Election of 2006, FSA Insured, 5.00%, 8/01/30 ........       7,455,000         7,808,367
  San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ............................................      24,000,000        24,473,280
  San Diego County Water Authority Water Revenue COP, Series A,
     FSA Insured, 5.00%, 5/01/34 ................................................................     106,705,000       110,164,376
     MBIA Insured, 5.00%, 5/01/25 ...............................................................      12,440,000        12,911,103
  San Diego Public Facilities Financing Authority Sewer Revenue,
     Series A, FGIC Insured, 5.25%, 5/15/27 .....................................................      21,750,000        21,993,165
     Series B, FGIC Insured, 5.25%, 5/15/22 .....................................................       5,200,000         5,258,136
  San Diego Public Facilities Financing Authority Water Revenue,
     MBIA Insured, 5.00%, 8/01/26 ...............................................................      12,210,000        12,626,727
     Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ......................................      20,000,000        20,594,600


                                                          Semiannual Report | 39

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
    11/01/15 ....................................................................................   $   5,000,000   $     5,059,000
  San Diego USD, GO,
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ......................      12,160,000         6,560,928
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ......................       8,440,000         4,322,630
     Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ......................      11,120,000         5,417,442
     Election of 1998, Refunding, Series G-1, FSA Insured, 4.50%, 7/01/29 .......................       9,710,000         9,589,984
     Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ...................................       6,975,000         7,229,448
     Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...................................      16,000,000        16,910,880
     Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ....................................      10,000,000        10,661,300
     Series C, FSA Insured, 5.00%, 7/01/26 ......................................................       6,490,000         6,911,785
  San Francisco BART District GO, Election of 2004, Series B, 5.00%,
     8/01/32 ....................................................................................      16,000,000        16,797,440
     8/01/35 ....................................................................................      15,000,000        15,711,000
  San Francisco BART District Sales Tax Revenue,
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .................................................      11,790,000        12,324,559
     FSA Insured, 5.00%, 7/01/36 ................................................................       6,760,000         6,994,031
  San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
    MBIA Insured, 5.00%, 5/01/27 ................................................................       5,050,000         5,218,620
  San Francisco City and County Airports Commission International Airport Revenue,
     Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .....................................      24,635,000        24,993,439
     Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ..........................       7,500,000         7,332,300
     Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ..........................       5,260,000         5,107,460
     Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ................................      26,290,000        26,950,931
     Second Series, Issue 23B, FGIIC Insured, Pre-Refunded, 5.125%, 5/01/30 .....................      10,000,000        10,363,600
  San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
    5.00%, 9/01/31 ..............................................................................       5,805,000         5,948,209
  San Francisco City and County RDA,
     Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .............................................         315,000           315,406
     Lease Revenue, George R. Moscone Center, Capital Appreciation, zero cpn., 7/01/08 ..........       7,785,000         7,586,482
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ..................................      19,500,000        20,418,645
     Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ..................................      17,000,000        17,775,710
     Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ..................................      57,000,000        59,242,950
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ..................................      80,000,000        82,327,200
     Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ..................................      80,000,000        82,272,800
     Refunding, Series A, 5.50%, 1/15/28 ........................................................     247,300,000       247,398,920
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .........................................      85,500,000        86,773,950
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ..........................................      21,200,000        21,508,672
     senior lien, 5.00%, 1/01/33 ................................................................      82,040,000        78,409,730
     senior lien, ETM, zero cpn., 1/01/25 .......................................................       5,700,000         2,597,433
     senior lien, ETM, zero cpn., 1/01/28 .......................................................      33,545,000        13,045,650
     senior lien, ETM, zero cpn., 1/01/29 .......................................................      37,050,000        13,581,789
     senior lien, Pre-Refunded, 7.55%, 1/01/10 ..................................................      10,745,000        11,065,846
     senior lien, Pre-Refunded, 7.60%, 1/01/11 ..................................................      20,935,000        21,562,631
     senior lien, Pre-Refunded, 7.65%, 1/01/12 ..................................................      25,215,000        25,973,971
     senior lien, Pre-Refunded, 7.65%, 1/01/13 ..................................................      27,350,000        28,173,235
     senior lien, Pre-Refunded, 7.70%, 1/01/15 ..................................................      60,155,000        61,972,884


40 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, (continued)
     senior lien, Refunding, Series A, 5.65%, 1/15/18 ...........................................   $  60,000,000   $    62,448,600
     senior lien, Refunding, Series A, 5.70%, 1/15/20 ...........................................      80,000,000        82,875,200
     senior lien, Refunding, Series A, 5.75%, 1/15/22 ...........................................      90,000,000        92,861,100
  San Jose Airport Revenue,
     Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ..........................................      11,000,000        11,223,960
     Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 .........................................      65,000,000        66,965,600
     Series D, MBIA Insured, 5.00%, 3/01/28 .....................................................      10,000,000        10,354,200
  San Jose Financing Authority Lease Revenue,
     Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39 ...................      20,885,000        21,550,396
     Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..............................      46,400,000        47,578,560
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ..........................................      14,045,000        14,445,844
     Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ..........................................      14,730,000        15,129,036
  San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
    AMBAC Insured, 5.00%, 9/01/24 ...............................................................       5,000,000         5,151,800
  San Jose GO,
     Libraries and Parks, MBIA Insured, 5.00%, 9/01/36 ..........................................      35,150,000        36,558,109
     Libraries Parks and Public Safety Projects, 5.00%, 9/01/28 .................................      11,600,000        11,997,184
     Libraries Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 ...................      15,820,000        16,317,064
  San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ...................       7,110,000         7,186,575
  San Jose RDA Tax Allocation,
     Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ......................       7,325,000         7,482,487
     Merged Area Redevelopment Project, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/31 .............       2,000,000         2,046,080
     Merged Area Redevelopment Project, Pre-Refunded, 5.25%, 8/01/29 ............................       9,860,000        10,201,452
     Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ................       2,030,000         2,073,300
  San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
     1/01/27 ....................................................................................       7,105,000         2,884,204
     1/01/29 ....................................................................................       7,105,000         2,593,751
  San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
     8/01/24 ....................................................................................       9,200,000         9,579,224
     8/01/27 ....................................................................................       9,150,000         9,490,654
  San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ........................       4,000,000         4,103,920
  San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
     8/01/26 ....................................................................................      15,825,000         6,372,886
     8/01/27 ....................................................................................      18,605,000         7,348,975
     8/01/28 ....................................................................................      19,470,000         7,294,046
  San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ................................................      15,000,000        17,821,650
  San Marcos Public Facilities Authority Revenue,
     Refunding, 5.80%, 9/01/18 ..................................................................       4,745,000         4,879,616
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.75%,
       10/01/29 .................................................................................       5,340,000         5,787,759
     Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
       10/01/30 .................................................................................       8,035,000         8,669,765
  San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
    Series A, FSA Insured, 5.00%, 7/15/29 .......................................................      13,000,000        13,301,340
  San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA Insured,
    5.00%, 6/01/32 ..............................................................................      15,000,000        15,559,350


                                                          Semiannual Report | 41

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
    5.00%, 8/01/39 ..............................................................................   $   6,555,000   $   6,745,423
  San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25 ....................................      10,185,000      10,955,801
  San Mateo UHSD,
     COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to 12/14/19, 5.00%
       thereafter, 12/15/43 .....................................................................      11,535,000       6,091,634
     GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn.,
       9/01/22 ..................................................................................       5,000,000       2,560,100
     GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 .................      13,865,000      14,644,629
  San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ............................      18,360,000      18,806,699
  San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ...................       5,655,000       5,817,242
  San Ramon Valley USD, GO, Election of 2002,
     FSA Insured, 5.00%, 8/01/26 ................................................................      12,800,000      13,355,264
     FSA Insured, 5.40%, 3/01/28 ................................................................      27,410,000      29,224,268
     FSA Insured, 5.00%, 8/01/29 ................................................................      16,505,000      17,151,666
     MBIA Insured, 5.00%, 8/01/25 ...............................................................      14,215,000      14,906,702
     MBIA Insured, 5.00%, 8/01/28 ...............................................................      14,770,000      15,403,190
     MBIA Insured, 5.00%, 8/01/31 ...............................................................      14,795,000      15,371,857
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 .......................       6,000,000       6,312,360
b Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 ...........       4,805,000       4,638,074
  Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project, Series A,
    GNMA Secured, 6.40%, 6/20/35 ................................................................       5,495,000       5,511,760
  Santa Clara USD, COP, 5.375%, 7/01/31 .........................................................       7,575,000       7,887,620
  Santa Clarita Community College District GO, Election of 2006, MBIA Insured, 5.00%,
    8/01/32 .....................................................................................       9,765,000      10,172,396
  Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ...................       5,625,000       5,853,656
  Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .........................      11,535,000      12,003,898
  Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
    Pre-Refunded, 6.00%, 9/01/30 ................................................................       9,000,000      10,145,700
  Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ..........................         440,000         440,647
  Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
    8/01/27 .....................................................................................      21,000,000      22,626,660
  Santa Monica RDA Tax Allocation, Earthquake Recovery Redevelopment Project,
    AMBAC Insured, Pre-Refunded, 6.00%, 7/01/29 .................................................      13,110,000      13,814,531
  Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 ...........................       5,000,000       5,452,200
  Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional
     Facility Project, Series A,
       5.95%, 1/01/11 ...........................................................................       1,550,000       1,566,492
       6.05%, 1/01/17 ...........................................................................       5,135,000       5,190,869
  Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    8/01/26 .....................................................................................       6,000,000       6,519,300
  Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
     5.30%, 9/01/29 .............................................................................       1,615,000       1,560,122
     5.40%, 9/01/34 .............................................................................       2,000,000       1,950,040
  Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ............................      24,665,000      26,395,496
  Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ...............       5,600,000       5,820,696
  South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 .............................................................................       6,475,000       6,657,142


42 | Semiannual Report

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Southern California Public Power Authority Power Project Revenue,
     6.75%, 7/01/13 .............................................................................   $  10,000,000   $    11,436,700
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 ...........................................      12,000,000        10,499,280
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 ...........................................      16,890,000        14,206,686
     Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 ...........................................      16,000,000        12,946,880
  Southern California Public Power Authority Project Revenue, Magnolia Power Project, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 .................................................      15,800,000        17,005,698
  Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission Project, 6.125%, 7/01/18 .......................................................       1,135,000         1,136,305
  Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured, 5.00%,
    11/01/30 ....................................................................................       5,000,000         5,203,350
  Stockton COP, Essential Services Building Parking Facility, Pre-Refunded,
     5.875%, 8/01/23 ............................................................................       2,295,000         2,417,117
     6.00%, 8/01/31 .............................................................................       6,585,000         6,949,875
  Stockton East Water District COP, 1990 Project, Series B, zero cpn., 4/01/16 ..................     103,885,000        69,664,242
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .....................       9,110,000         9,363,076
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
    5.20%, 9/01/29 ..............................................................................      19,160,000        19,744,763
  Stockton USD, GO,
     Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ................................       5,030,000         5,195,789
     MBIA Insured, 5.00%, 1/01/28 ...............................................................       5,335,000         5,505,773
  Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
    Series A, zero cpn., 10/01/28 ...............................................................      17,855,000         6,075,878
  Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .............................................       7,840,000         8,098,563
  Tahoe Forest Hospital District Revenue, Series A,
     5.90%, 7/01/29 .............................................................................       1,635,000         1,698,062
     Pre-Refunded, 5.90%, 7/01/29 ...............................................................       6,355,000         6,732,423
  Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, zero cpn., 9/01/23 .........          16,000            60,456
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ..................................      17,390,000        18,296,541
  Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
     Asset-Backed Bonds,
       Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ............................................      80,500,000        87,184,720
       Senior Series A, Pre-Refunded, 5.625%, 6/01/43 ...........................................     123,165,000       134,049,091
       Sub Series B, Pre-Refunded, 6.00%, 6/01/43 ...............................................      48,435,000        53,488,708
  Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
     5.25%, 6/01/31 .............................................................................       6,800,000         7,212,488
     5.375%, 6/01/41 ............................................................................      30,250,000        32,213,830
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .........       4,385,000         4,535,581
  Trabuco Canyon PFA, Special Tax Revenue, Refunding,
     Series A, FSA Insured, 6.00%, 10/01/10 .....................................................      13,775,000        14,248,447
     Series A, FSA Insured, 6.10%, 10/01/15 .....................................................      13,220,000        14,600,697
     Series C, FSA Insured, 6.00%, 7/01/12 ......................................................       2,600,000         2,748,356
     Series C, FSA Insured, 6.10%, 7/01/19 ......................................................       5,215,000         6,051,695
  Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured, 5.125%,
    10/01/27 ....................................................................................       5,000,000         5,154,900
  Tulare Local Health Care District Health Facilities Revenue, California Mortgage Insured,
    5.20%, 12/01/21 .............................................................................       4,455,000         4,543,075


                                                          Semiannual Report | 43

Franklin California Tax-Free Income Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Tulare Sewer Revenue, XLCA Insured, 5.00%,
     11/15/36 ...................................................................................   $  15,925,000   $    16,351,631
     11/15/41 ...................................................................................      13,000,000        13,277,550
  Tustin CFD Special Tax, No. 04-01, John Lang Homes,
     5.375%, 9/01/29 ............................................................................       1,000,000           975,440
     5.50%, 9/01/34 .............................................................................       1,500,000         1,464,930
  Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ..........................       8,645,000         9,045,177
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
    Pre-Refunded, 5.75%, 10/01/33 ...............................................................       4,910,000         5,168,806
  University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
    4.50%, 5/15/47 ..............................................................................      66,335,000        63,384,419
  University of California Regents Revenue, Series A, MBIA Insured, 4.50%, 5/15/37 ..............      36,715,000        35,659,811
  University of California Revenues,
     General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ..................................      35,000,000        34,027,350
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 .....................................      15,000,000        15,484,950
     Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/23 ............       9,200,000         9,682,632
     Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/26 ............      13,430,000        14,134,538
     Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31 .................       5,000,000         5,197,350
     Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 .......................................      61,235,000        64,868,073
     UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 ...............................       3,710,000         3,804,679
     UCLA Medical Center, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 5/15/34 .................       6,290,000         6,747,912
  Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 .........................      11,210,000        11,539,574
  Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..................................................       4,385,000         4,288,004
  Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 ............................      12,790,000        13,323,599
  Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
    9/01/31 .....................................................................................       4,650,000         4,630,656
  Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 ..................       2,115,000         2,119,970
  Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
    Project Area, 5.875%, 9/01/37 ...............................................................       5,000,000         5,172,900
  Vista USD, GO,
     Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 ....................................       4,370,000         4,573,555
     Series B, FGIC Insured, 5.00%, 8/01/28 .....................................................       6,000,000         6,195,360
  Washington Township Health Care District Revenue, Refunding,
     5.25%, 7/01/29 .............................................................................       6,500,000         6,580,860
     Series A, 5.00%, 7/01/37 ...................................................................       7,000,000         6,977,950
  West Contra Costa USD, GO,
     Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...................................      11,605,000        12,018,022
     Series A, FSA Insured, 5.00%, 8/01/35 ......................................................      32,000,000        33,257,920
  West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
     6/01/30 ....................................................................................       4,200,000         4,214,364
     6/01/36 ....................................................................................       5,045,000         5,044,647
  West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...................................       6,250,000         6,383,063
  West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
    9/01/34 .....................................................................................       5,000,000         5,243,200
  Westlands Water District Revenue COP,
     MBIA Insured, 5.00%, 9/01/26 ...............................................................      13,150,000        13,480,591
     MBIA Insured, 5.00%, 9/01/34 ...............................................................      13,500,000        13,748,130
     Series A, MBIA Insured, 5.00%, 9/01/30 .....................................................       6,250,000         6,405,250


44 | Semiannual Report

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Westlands Water District Revenue COP, (continued)
       Series A, MBIA Insured, 5.00%, 9/01/31 ...................................................   $   7,490,000   $     7,701,218
       Series A, MBIA Insured, 5.00%, 9/01/35 ...................................................       6,910,000         7,059,878
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
       5.60%, 6/01/22 ...........................................................................      14,285,000        15,685,644
       5.75%, 6/01/31 ...........................................................................      28,000,000        30,924,600
  William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..............................       8,685,000         9,003,653
  Yuba Community College District GO, Election of 2006, Series A, AMBAC Insured, 5.00%,
     8/01/46 ....................................................................................      24,080,000        24,910,278
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
       9/01/29 ..................................................................................      10,100,000        10,469,559
       9/01/34 ..................................................................................      12,765,000        13,185,990
                                                                                                                    ----------------
  TOTAL CALIFORNIA (COST $12,188,241,961) .......................................................                    12,762,066,184
                                                                                                                    ----------------

  U. S. TERRITORIES 7.5%
  PUERTO RICO 7.4%
  Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding,
         5.50%, 5/15/39 .........................................................................       7,210,000         7,226,944
         5.625%, 5/15/43 ........................................................................      25,500,000        25,636,935
  Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series B, 5.25%, 7/01/32 ..................................      20,000,000        20,620,600
       Public Improvement, Refunding, Series B, 5.00%, 7/01/35 ..................................      35,000,000        34,997,200
       Public Improvement, Series A, 5.125%, 7/01/31 ............................................      95,185,000        96,421,453
       Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 ...............................      26,750,000        28,476,713
       Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ..............................      47,740,000        50,437,787
     a Series A, 5.25%, 7/01/33 .................................................................      26,050,000        27,034,169
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 5.00%, 7/01/36 ...............................................................      63,000,000        68,674,410
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ........................................       5,800,000         5,882,244
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/38 .....................................     111,175,000       113,566,374
       Series B, Pre-Refunded, 6.00%, 7/01/31 ...................................................      13,000,000        13,953,680
       Series B, Pre-Refunded, 6.00%, 7/01/39 ...................................................      13,200,000        14,168,352
       Series D, Pre-Refunded, 5.375%, 7/01/36 ..................................................      45,000,000        48,595,050
       Series D, Pre-Refunded, 5.75%, 7/01/41 ...................................................      20,000,000        21,922,800
       Series K, Pre-Refunded, 5.00%, 7/01/40 ...................................................      30,000,000        32,624,700
       Series K, Pre-Refunded, 5.00%, 7/01/45 ...................................................      30,000,000        32,624,700
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
       7/01/46 ..................................................................................      20,000,000        19,896,600
  Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
       AMBAC Insured, 5.00%, 7/01/31 ............................................................      14,000,000        14,510,720
       FGIC Insured, 5.00%, 7/01/24 .............................................................       6,505,000         6,823,875
  Puerto Rico Electric Power Authority Power Revenue,
       Series DD, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ....................................      23,250,000        23,863,567
       Series II, Pre-Refunded, 5.25%, 7/01/31 ..................................................      48,000,000        51,981,600


                                                          Semiannual Report | 45

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  U. S. TERRITORIES (CONTINUED)
  PUERTO RICO (CONTINUED)
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ...................   $   6,800,000   $     7,234,316
  Puerto Rico PBA Guaranteed Revenue, Government Facilities,
       Refunding, Series D, 5.375%, 7/01/33 .....................................................      26,510,000        27,351,958
       Series D, Pre-Refunded, 5.375%, 7/01/33 ..................................................      73,490,000        79,195,029
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.50%, 8/01/29 .............................................................     139,995,000       150,892,027
  University of Puerto Rico University Revenues, University System, Refunding, Series P, 5.00%,
       6/01/25 ..................................................................................      10,000,000        10,203,700
       6/01/30 ..................................................................................      10,000,000        10,104,400
                                                                                                                    ----------------
  TOTAL PUERTO RICO .............................................................................                     1,044,921,903
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ....................................       7,000,000         7,114,450
       Refunding, Series A, 5.50%, 10/01/14 .....................................................       3,865,000         3,949,373
                                                                                                                    ----------------
  TOTAL VIRGIN ISLANDS ..........................................................................                        11,063,823
                                                                                                                    ----------------
  TOTAL U. S. TERRITORIES (COST $978,736,142) ...................................................                     1,055,985,726
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $13,166,978,103) ............................................                    13,818,051,910
                                                                                                                    ----------------
  SHORT TERM INVESTMENTS 1.4%
  MUNICIPAL BONDS 1.4%
  CALIFORNIA 1.4%
c Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Series A, AMBAC Insured, Weekly VRDN and Put, 3.62%, 4/01/39 .............................       5,700,000         5,700,000
       Series B, AMBAC Insured, Weekly VRDN and Put, 3.63%, 4/01/39 .............................       4,500,000         4,500,000
       Series C, AMBAC Insured, Weekly VRDN and Put, 3.70%, 4/01/37 .............................      20,000,000        20,000,000
       Series C, AMBAC Insured, Weekly VRDN and Put, 3.70%, 4/01/45 .............................      23,925,000        23,925,000
c California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
       Series B, AMBAC Insured, Daily VRDN and Put, 3.84%, 4/01/42 ..............................         380,000           380,000
c California State Department of Water Resources Power Supply Revenue,
       Refunding, Sub Series F-1, Daily VRDN and Put, 3.84%, 5/01/19 ............................       3,500,000         3,500,000
       Refunding, Sub Series F-3, Daily VRDN and Put, 3.80%, 5/01/21 ............................      18,600,000        18,600,000
       Refunding, Sub Series F-5, Daily VRDN and Put, 3.97%, 5/01/22 ............................       4,160,000         4,160,000
       Refunding, Sub Series G-3, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/16 ..............       3,700,000         3,700,000
       Series B-2, Daily VRDN and Put, 3.97%, 5/01/22 ...........................................       2,800,000         2,800,000
       Series B-4, Daily VRDN and Put, 3.84%, 5/01/22 ...........................................       1,800,000         1,800,000
       Series B-5, Daily VRDN and Put, 3.86%, 5/01/22 ...........................................       8,100,000         8,100,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/22 .............................      20,000,000        20,000,000
c California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 4.01%, 7/01/23 .........       1,000,000         1,000,000
c California State Economic Recovery Revenue,
       Series C-16, FSA Insured, Weekly VRDN and Put, 3.73%, 7/01/23 ............................      18,155,000        18,155,000
       Series C-3, Daily VRDN and Put, 3.86%, 7/01/23 ...........................................       5,200,000         5,200,000
       Series C-4, Daily VRDN and Put, 3.80%, 7/01/23 ...........................................      10,000,000        10,000,000
       Series C-8, Daily VRDN and Put, 3.90%, 7/01/23 ...........................................       1,400,000         1,400,000


46 | Semiannual Report

Franklin California Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
                                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
c California State GO,
       Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.90%, 5/01/34 .......   $   2,600,000   $     2,600,000
       Series A-2, Daily VRDN and Put, 3.83%, 5/01/33 ...........................................       2,200,000         2,200,000
       Series A-3, Daily VRDN and Put, 3.86%, 5/01/33 ...........................................       1,500,000         1,500,000
c Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 3.84%, 9/02/25 ..........         100,000           100,000
c Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 3.92%,
     8/01/16 ....................................................................................       1,200,000         1,200,000
c Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
     3.74%, 7/01/34 .............................................................................       3,900,000         3,900,000
c Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 3.84%, 7/01/35 ................................       4,200,000         4,200,000
       Refunding, Series B-3, Daily VRDN and Put, 3.86%, 7/01/35 ................................       2,800,000         2,800,000
       Series C-1, Daily VRDN and Put, 3.92%, 7/01/36 ...........................................       2,300,000         2,300,000
       Series C-2, Daily VRDN and Put, 3.84%, 7/01/36 ...........................................      14,700,000        14,700,000
c Orange County Sanitation District COP,
       Daily VRDN and Put, 3.90%, 2/01/36 .......................................................       4,100,000         4,100,000
       Refunding, Series B, Daily VRDN and Put, 3.85%, 8/01/30 ..................................       1,700,000         1,700,000
c University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1,
     Daily VRDN and Put, 3.95%, 5/15/32 .........................................................       1,400,000         1,400,000
c Vernon Natural Gas Financing Authority Revenue, Vernon Gas Project, Series B, MBIA Insured,
     Weekly VRDN and Put, 3.75%, 8/01/21 ........................................................       3,600,000         3,600,000
                                                                                                                    ----------------
  TOTAL CALIFORNIA ..............................................................................                       199,220,000
                                                                                                                    ----------------
  U. S. TERRITORIES 0.0% d
  PUERTO RICO 0.0% d
c Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.70%, 7/01/28 ...............................         700,000           700,000
                                                                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $199,920,000) ..............................................                       199,920,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $13,366,898,103) 99.6% ................................................                    14,017,971,910
  OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................................                        61,152,240
                                                                                                                    ----------------
  NET ASSETS 100.0% .............................................................................                   $14,079,124,150
                                                                                                                    ================

See Selected Portfolio Abbreviations on next page.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $6,209,960, representing 0.04% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

d Rounds to less than 0.1% of net assets.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 47

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BIG      - Bond Investors Guaranty Insurance Co. (acquired by
           MBIA in 1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
CHFCLP   - California Health Facilities Construction Loan Program
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
CSAC     - County Supervisors Association of California
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
GO       - General Obligation
HFAR     - Housing Finance Authority Revenue
HMR      - Home Mortgage Revenue
ID       - Improvement District
IDR      - Industrial Development Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Security
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
RMR      - Residential Mortgage Revenue
SFHMR    - Single Family Home Mortgage Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


48 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin California Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007 (unaudited)

Assets:
   Investments in securities:
      Cost .......................................................................   $  13,366,898,103
                                                                                     ==================
      Value ......................................................................   $  14,017,971,910
   Cash                                                                                         42,632
   Receivables:
      Investment securities sold .................................................          22,200,170
      Capital shares sold ........................................................          15,175,297
      Interest ...................................................................         162,852,786
                                                                                     ------------------
         Total assets ............................................................      14,218,242,795
                                                                                     ------------------
Liabilities:
   Payables:
      Investment securities purchased ............................................         110,587,507
      Capital shares redeemed ....................................................          18,677,116
      Affiliates .................................................................           9,469,362
   Accrued expenses and other liabilities ........................................             384,660
                                                                                     ------------------
         Total liabilities .......................................................         139,118,645
                                                                                     ------------------
            Net assets, at value .................................................   $  14,079,124,150
                                                                                     ------------------
Net assets consist of:
   Paid-in capital ...............................................................   $  13,408,936,355
   Undistributed net investment income ...........................................          39,921,379
   Net unrealized appreciation (depreciation) ....................................         651,073,807
   Accumulated net realized gain (loss) ..........................................         (20,807,391)
                                                                                     ------------------
            Net assets, at value .................................................   $  14,079,124,150
                                                                                     ==================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 49

Franklin California Tax-Free Income Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
September 30, 2007 (unaudited)

CLASS A:
   Net assets, at value    .......................................................   $  12,986,325,109
                                                                                     ==================
   Shares outstanding      .......................................................       1,793,200,585
                                                                                     ==================
   Net asset value per share a ...................................................   $            7.24
                                                                                     ==================
   Maximum offering price per share (net asset value per share / 95.75%) .........   $            7.56
                                                                                     ==================
CLASS B:
   Net assets, at value    .......................................................   $     240,650,293
                                                                                     ==================
   Shares outstanding      .......................................................          33,263,595
                                                                                     ==================
   Net asset value and maximum offering price per share a ........................   $            7.23
                                                                                     ==================
CLASS C:
   Net assets, at value    .......................................................   $     686,366,006
                                                                                     ==================
   Shares outstanding      .......................................................          94,917,423
                                                                                     ==================
   Net asset value and maximum offering price per share a ........................   $            7.23
                                                                                     ==================
ADVISOR CLASS:
   Net assets, at value    .......................................................   $     165,782,742
                                                                                     ==================
   Shares outstanding      .......................................................          22,920,788
                                                                                     ==================
   Net asset value and maximum offering price per share a ........................   $            7.23
                                                                                     ==================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


50 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin California Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the six months ended September 30, 2007 (unaudited)

Investment income:
   Interest ......................................................................   $     355,117,621
                                                                                     ------------------
Expenses:
   Management fees (Note 3a) .....................................................          31,354,905
   Distribution fees (Note 3c)
      Class A ....................................................................           5,580,350
      Class B ....................................................................             852,288
      Class C ....................................................................           2,145,412
   Transfer agent fees (Note 3e) .................................................           2,019,281
   Custodian fees ................................................................             103,773
   Reports to shareholders .......................................................             158,133
   Registration and filing fees ..................................................              43,690
   Professional fees .............................................................              90,373
   Trustees' fees and expenses ...................................................              57,610
   Other .........................................................................             300,776
                                                                                     ------------------
         Total expenses ..........................................................          42,706,591
                                                                                     ------------------
            Net investment income ................................................         312,411,030
                                                                                     ------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments .....................................          (5,922,012)
   Net change in unrealized appreciation (depreciation) on investments ...........        (206,689,601)
                                                                                     ------------------
Net realized and unrealized gain (loss) ..........................................        (212,611,613)
                                                                                     ------------------
Net increase (decrease) in net assets resulting from operations ..................   $      99,799,417
                                                                                     ==================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 51

Franklin California Tax-Free Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     --------------------------------------
                                                                                      SIX MONTHS ENDED
                                                                                     SEPTEMBER 30, 2007      YEAR ENDED
                                                                                         (UNAUDITED)       MARCH 31, 2007
                                                                                     --------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .......................................................   $      312,411,030   $    609,104,945
     Net realized gain (loss) from investments ...................................           (5,922,012)        (6,149,438)
     Net change in unrealized appreciation (depreciation) on investments .........         (206,689,601)       181,041,108
                                                                                     --------------------------------------
          Net increase (decrease) in net assets resulting from operations ........           99,799,417        783,996,615
                                                                                     --------------------------------------
   Distributions to shareholders from:
     Net investment income:
       Class A ...................................................................         (288,935,019)      (567,410,198)
       Class B ...................................................................           (5,210,184)       (12,485,981)
       Class C ...................................................................          (12,820,243)       (22,820,537)
       Advisor Class .............................................................           (3,326,543)        (3,874,181)
     Net realized gains:
       Class A ...................................................................                   --        (12,087,029)
       Class B ...................................................................                   --           (300,244)
       Class C ...................................................................                   --           (560,102)
       Advisor Class .............................................................                   --            (74,874)
                                                                                     --------------------------------------
   Total distributions to shareholders ...........................................         (310,291,989)      (619,613,146)
                                                                                     --------------------------------------

   Capital share transactions: (Note 2)
       Class A ...................................................................          231,777,505        377,398,217
       Class B ...................................................................          (44,198,253)       (46,019,448)
       Class C ...................................................................           64,794,322         77,471,172
       Advisor Class .............................................................           45,366,826         55,991,227
                                                                                     --------------------------------------
   Total capital share transactions ..............................................          297,740,400        464,841,168
                                                                                     --------------------------------------

   Redemption fees ...............................................................                7,101             25,014
                                                                                     --------------------------------------

            Net increase (decrease) in net assets ................................           87,254,929        629,249,651
Net assets:
   Beginning of period ...........................................................       13,991,869,221     13,362,619,570
                                                                                     --------------------------------------
   End of period .................................................................   $   14,079,124,150   $ 13,991,869,221
                                                                                     ======================================
Undistributed net investment income included in net assets:
   End of period .................................................................   $       39,921,379   $     37,802,338
                                                                                     ======================================


52 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin California Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Income Fund (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund (the Fund). The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.


                                                          Semiannual Report | 53

Franklin California Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


54 | Semiannual Report

Franklin California Tax-Free Income Fund

2. CAPITAL STOCK

At September 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------------------
                                          SIX MONTHS ENDED                          YEAR ENDED
                                         SEPTEMBER 30, 2007                       MARCH 31, 2007
                                   ----------------------------------------------------------------------
                                      SHARES            AMOUNT              SHARES           AMOUNT
                                   ----------------------------------------------------------------------
CLASS A SHARES
   Shares sold .................       118,367,279    $   858,347,837        172,179,910    $ 1,258,766,395
   Shares issued in reinvestment
      of distributions .........        22,592,033        163,779,265         44,698,379        325,838,184
   Shares redeemed .............      (109,271,369)      (790,349,597)      (165,385,953)    (1,207,206,362)
                                      ----------------------------------------------------------------------
   Net increase (decrease) .....        31,687,943    $   231,777,505         51,492,336    $   377,398,217
                                      ======================================================================
CLASS B SHARES:
   Shares sold .................           332,112    $     2,403,467            262,868    $     1,919,928
   Shares issued in reinvestment
      of distributions .........           490,567          3,554,116          1,199,042          8,735,742
   Shares redeemed .............        (6,931,410)       (50,155,836)        (7,763,597)       (56,675,118
                                      ----------------------------------------------------------------------
   Net increase (decrease) .....        (6,108,731)   $   (44,198,253)        (6,301,687)   $   (46,019,448)
                                      ======================================================================
CLASS C SHARES:
   Shares sold .................        15,066,812    $   109,108,750         20,315,818    $   148,386,021
   Shares issued in reinvestment
      of distributions .........         1,164,102          8,425,694          2,077,673         15,135,159
   Shares redeemed .............        (7,297,556)       (52,740,122)       (11,805,173)       (86,050,008)
                                      ----------------------------------------------------------------------
   Net increase (decrease) .....         8,933,358    $    64,794,322         10,588,318    $    77,471,172
                                      ======================================================================
ADVISOR CLASS SHARES:
   Shares sold .................         7,014,272    $    50,938,329          8,863,262    $    64,985,458
   Shares issued in reinvestment
      of distributions .........           190,986          1,381,531            230,952          1,683,458
   Shares redeemed .............          (961,875)        (6,953,034)        (1,466,612)       (10,677,689)
                                      ----------------------------------------------------------------------
   Net increase (decrease) .....         6,243,383    $    45,366,826          7,627,602    $    55,991,227
                                      ======================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------
   SUBSIDIARY                                             AFFILIATION
-------------------------------------------------------------------------------
   Franklin Advisers, Inc. (Advisers)                     Investment manager
   Franklin Templeton Services, LLC (FT Services)         Administrative manager
   Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
   Franklin Templeton Investor Services, LLC (Investor    Transfer agent
   Services)


                                                          Semiannual Report | 55

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
      0.625%            Up to and including $100 million
      0.500%            Over $100 million, up to and including $250 million
      0.450%            Over $250 million, up to and including $10 billion
      0.440%            Over $10 billion, up to and including $12.5 billion
      0.420%            Over $12.5 billion, up to and including $15 billion
      0.400%            Over $15 billion, up to and including $17.5 billion
      0.380%            Over $17.5 billion, up to and including $20 billion
      0.360%            In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......................................................     0.10%
Class B .......................................................     0.65%
Class C .......................................................     0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ................................   $ 1,708,773
Contingent deferred sales charges retained ....................   $   436,611


56 | Semiannual Report

Franklin California Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

For the period ended September 30, 2007, the Fund paid transfer agent fees of $2,019,281, of which $1,244,352 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2007, the Fund deferred realized capital losses of $14,707,602.

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................    $ 13,358,550,234
                                                             =================
Unrealized appreciation .................................    $    699,084,592
Unrealized depreciation                                           (39,662,916)
                                                             -----------------
Net unrealized appreciation (depreciation) ..............    $    659,421,676
                                                             =================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2007, aggregated $1,672,356,522 and $1,361,929,566, respectively.

6. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California.


                                                          Semiannual Report | 57

Franklin California Tax-Free Income Fund

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on September 28, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years March 31, 2005-2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.


58 | Semiannual Report

Franklin California Tax-Free Income Fund

8. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 59

Franklin California Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007

A Special Meeting of Shareholders of the Franklin California Tax-Free Income Fund (the Fund) was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a Delaware statutory trust; to approve amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and to approve the elimination of certain fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Fund into a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

-----------------------------------------------------------------------------------------------------------------
                                                       % OF       % OF                          % OF       % OF
                                                   OUTSTANDING    VOTED                     OUTSTANDING    VOTED
NAME                                  FOR             SHARES     SHARES       WITHHELD         SHARES     SHARES
-----------------------------------------------------------------------------------------------------------------
Harris J. Ashton ...........   1,101,410,328.928     58.654%     97.383%   29,596,379.645      1.576%     2.617%
Robert F. Carlson ..........   1,101,794,755.983     58.675%     97.417%   29,211,952.590      1.555%     2.583%
Sam L. Ginn ................   1,101,740,912.298     58.672%     97.412%   29,265,796.275      1.558%     2.588%
Edith E. Holiday ...........   1,101,415,955.246     58.655%     97.384%   29,590,753.327      1.575%     2.616%
Frank W. T. LaHaye .........   1,101,214,768.524     58.644%     97.366%   29,791,940.049      1.586%     2.634%
Frank A. Olson .............   1,101,523,393.087     58.660%     97.393%   29,483,315.486      1.570%     2.607%
Larry D. Thompson ..........   1,102,189,836.127     58.696%     97.452%   28,816,872.446      1.534%     2.548%
John B. Wilson .............   1,102,179,941.187     58.695%     97.451%   28,826,767.386      1.535%     2.549%
Charles B. Johnson .........   1,101,289,220.683     58.648%     97.372%   29,717,487.890      1.582%     2.628%
Rupert H. Johnson, Jr. .....   1,101,425,477.275     58.655%     97.385%   29,581,231.298      1.575%     2.615%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund into a Delaware statutory trust:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     785,753,248.923     41.844%      69.473%
Against .................      25,929,002.437      1.381%       2.292%
Abstain .................      61,822,195.213      3.292%       5.467%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------


60 | Semiannual Report

Franklin California Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     769,826,644.989     40.996%      68.065%
Against .................      40,402,870.253      2.152%       3.572%
Abstain .................      63,274,931.331      3.369%       5.595%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     773,802,029.595     41.208%      68.417%
Against .................      31,620,131.248      1.684%       2.796%
Abstain .................      68,082,285.730      3.625%       6.019%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding lending:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     770,884,087.114     41.052%      68.159%
Against .................      36,500,508.111      1.944%       3.227%
Abstain .................      66,119,851.348      3.521%       5.846%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     775,193,409.008     41.282%      68.540%
Against .................      33,357,588.123      1.776%       2.949%
Abstain .................      64,953,449.442      3.459%       5.743%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------


                                                          Semiannual Report | 61

Franklin California Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     767,946,241.646     40.896%      67.899%
Against .................      38,089,962.123      2.028%       3.368%
Abstain .................      67,468,242.804      3.593%       5.965%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     773,854,763.211     41.211%      68.421%
Against .................      32,504,230.303      1.731%       2.874%
Abstain .................      67,145,453.059      3.575%       5.937%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     773,522,524.555     41.193%      68.392%
Against .................      31,937,720.226      1.701%       2.824%
Abstain .................      68,044,201.792      3.623%       6.016%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     783,445,207.087     41.721%      69.270%
Against .................      27,941,632.000      1.488%       2.470%
Abstain .................      62,117,607.486      3.308%       5.492%
Broker Non-Votes ........     257,502,262.000     13.713%      22.768%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------


62 | Semiannual Report

Franklin California Tax-Free Income Fund

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

----------------------------------------------------------------------
                                                    % OF        % OF
                                                OUTSTANDING     VOTED
                              SHARES VOTED         SHARES      SHARES
----------------------------------------------------------------------
For .....................     766,836,314.254     40.837%      69.164%
Against .................      38,982,249.022      2.076%       2.311%
Abstain .................      67,685,883.297      3.604%       3.108%
Broker Non-Votes ........     257,502,262.000     13.713%      25.417%
----------------------------------------------------------------------
TOTAL ...................   1,131,006,708.573     60.230%     100.000%
----------------------------------------------------------------------


                                                          Semiannual Report | 63

Franklin California Tax-Free Income Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held July 12, 2007, the Board of Directors (Board), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the


64 | Semiannual Report

Franklin California Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares for one year ended May 31, 2007, as well as the previous 10 years ended that date in comparison to a performance universe consisting of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the highest quintile of its performance universe and on an annualized basis to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Lipper report also showed the Fund's total return for the one-year period was in the highest quintile of the performance universe, and on an annualized basis was also in the highest quintile of such universe for the previous three-, five- and 10-year periods. The Board expressed its satisfaction with such performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as


                                                          Semiannual Report | 65

Franklin California Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed the Fund's contractual investment management fee rate to be above the median of its Lipper expense group, but its actual total expenses to be in the least expensive quintile of such expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.


66 | Semiannual Report

Franklin California Tax-Free Income Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; 0.45% on the next $9.75 billion of net assets; 0.44% on the next $2.5 billion of net assets; and thereafter declines by 0.02% for each subsequent $2.5 billion of net assets until it reaches a final breakpoint of 0.36% for assets in excess of $20 billion. The Fund's net assets were approximately $13.77 billion at December 31, 2006, and the Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 67

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN (R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio (R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
   Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
   U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CALIFORNIA
TAX-FREE INCOME FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

112 S2007 11/07

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date   November 27, 2007